Document and Entity Information	3 Months Ended
Apr. 30, 2013
Document and Entity Information
Entity Registrant Name	Rally Software Development Corp
Entity Central Index Key	0001313911
Document Type	S-1
Pre-Effective Amendment Number	2
Document Period End Date	Apr 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012
Current assets:
Cash and cash equivalents	$ 103,647	$ 17,609	$ 19,452
Accounts receivable, net	11,743	16,318	11,904
Other receivables	40	288	37
Prepaid expenses and other current assets	3,201	1,912	821
Total current assets	118,631	36,127	32,214
Property and equipment, net (note 4)	7,582	4,156	3,244
Goodwill	2,282
Other assets	388	1,572	14
Total assets	128,883	41,855	35,472
Current liabilities:
Accounts payable	3,345	1,945	1,589
Accrued liabilities (note 5)	3,341	3,062	1,943
Deferred revenue	34,926	32,984	24,175
Other current liabilities	535	727	630
Total current liabilities	42,147	38,718	28,337
Deferred revenue, net of current portion	5,058	5,206	934
Deferred rent expense, net of current portion	929	939	537
Warrants for redeemable convertible preferred stock, at estimated fair value (note 7)		1,604	925
Total liabilities	48,134	46,467	30,733
Commitments and contingencies
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		68,410	68,410
Stockholders' equity (deficit):
Preferred stock $0.0001 par value per share. At January 31, 2012 and 2013 and April 30, 2013 (unaudited) authorized zero, zero and 10,000,000, respectively; issued and outstanding, zero shares
Common stock, $0.0001 par value per share. At January 31, 2012 and 2013, and April 30, 2013 (unaudited) authorized, 50,000,000, 50,000,000 and 200,000,000 shares, respectively; issued and outstanding, 1,975,664, 2,398,895 and 23,923,986 shares, respectively;	3	1	1
Additional paid-in capital	162,071	2,503	1,079
Accumulated deficit	(81,319)	(75,529)	(64,749)
Accumulated other comprehensive (loss) income	(6)	3	(2)
Total stockholders' equity (deficit)	80,749	(73,022)	(63,671)
Total liabilities, redeemable convertible preferred stock and stockholder's equity (deficit)	128,883	41,855	35,472
Series E redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		19,882	19,882
Series D redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		15,803	15,803
Series A-1 redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		8,395	8,395
Series B redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		7,957	7,957
Series C redeemable convertible preferred stock
Redeemable convertible preferred stock, $0.0001 par value per share:
Total redeemable convertible preferred stock (note 8)		$ 16,373	$ 16,373

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2013 Series E redeemable convertible preferred stock	Jan. 31, 2013 Series E redeemable convertible preferred stock	Jan. 31, 2012 Series E redeemable convertible preferred stock	Apr. 30, 2013 Series D redeemable convertible preferred stock	Jan. 31, 2013 Series D redeemable convertible preferred stock	Jan. 31, 2012 Series D redeemable convertible preferred stock	Apr. 30, 2013 Series A-1 redeemable convertible preferred stock	Jan. 31, 2013 Series A-1 redeemable convertible preferred stock	Jan. 31, 2012 Series A-1 redeemable convertible preferred stock	Apr. 30, 2013 Series B redeemable convertible preferred stock	Jan. 31, 2013 Series B redeemable convertible preferred stock	Jan. 31, 2012 Series B redeemable convertible preferred stock	Apr. 30, 2013 Series C redeemable convertible preferred stock	Jan. 31, 2013 Series C redeemable convertible preferred stock	Jan. 31, 2012 Series C redeemable convertible preferred stock
Redeemable convertible preferred stock, par value per share (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, authorized shares				0	1,600,000	1,600,000	0	2,247,941	2,247,941	0	3,409,977	3,409,977	0	2,882,062	2,882,062	0	4,531,291	4,531,291
Redeemable convertible preferred stock, issued shares				0	1,553,393	1,553,393	0	2,226,860	2,226,860	0	3,368,552	3,368,552	0	2,836,586	2,836,586	0	4,350,478	4,350,478
Redeemable convertible preferred stock, outstanding shares				0	1,553,393	1,553,393	0	2,226,860	2,226,860	0	3,368,552	3,368,552	0	2,836,586	2,836,586	0	4,350,478	4,350,478
Redeemable convertible preferred stock, liquidation value (in dollars)					$ 20,000	$ 20,000		$ 15,850	$ 15,850		$ 8,421	$ 8,421		$ 7,985	$ 7,985		$ 16,412	$ 16,412
Preferred stock, par value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	10,000,000	0	0
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	200,000,000	50,000,000	50,000,000
Common stock, issued shares	23,923,986	2,398,895	1,975,664
Common stock, outstanding shares	23,923,986	2,398,895	1,975,664

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenue:
Subscription and support	$ 13,373	$ 9,530	$ 43,794	$ 31,124	$ 19,902
Perpetual license	629	1,611	5,815	3,546	4,260
Total product revenue	14,002	11,141	49,609	34,670	24,162
Professional services	2,047	1,837	7,237	6,655	5,548
Total revenue	16,049	12,978	56,846	41,325	29,710
Cost of revenue:
Product	1,684	1,153	5,242	4,096	3,033
Professional services	1,873	1,586	7,005	5,679	4,846
Total cost of revenue	3,557	2,739	12,247	9,775	7,879
Gross profit	12,492	10,239	44,599	31,550	21,831
Operating expenses:
Sales and marketing	8,835	7,005	29,445	23,552	18,526
Research and development	5,079	3,041	15,121	11,074	7,979
General and administrative	3,854	2,302	10,810	8,170	5,074
Sublease termination income (note 14)		(839)	(839)
Total operating expenses	17,768	11,509	54,537	42,796	31,579
Loss from operations	(5,276)	(1,270)	(9,938)	(11,246)	(9,748)
Other (expense) income:
Interest and other income	13	2	56	53	72
Interest expense	(462)	(438)	(683)	(349)	(251)
Loss on foreign currency transactions and other gain (loss)	(19)	(15)	(87)	(50)	(12)
Loss before provision for income taxes	(5,744)	(1,721)	(10,652)	(11,592)	(9,939)
Provision for income taxes	(46)		(128)
Net loss	(5,790)	(1,721)	(10,780)	(11,592)	(9,939)
Accretion of redeemable convertible preferred stock				(22)	(81)
Preferred stock deemed dividend				(762)
Net loss attributable to common stockholders	$ (5,790)	$ (1,721)	$ (10,780)	$ (12,376)	$ (10,020)
Net loss per common share:
Basic and diluted (in dollars per share)	$ (0.98)	$ (0.86)	$ (5.13)	$ (6.62)	$ (6.94)
Weighted-average common shares outstanding:
Basic and diluted (in shares)	5,904	1,991	2,101	1,869	1,444

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Consolidated Statements of Comprehensive Loss
Net loss	$ (5,790)	$ (1,721)	$ (10,780)	$ (11,592)	$ (9,939)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(9)	10	5	(4)	2
Comprehensive loss	$ (5,799)	$ (1,711)	$ (10,775)	$ (11,596)	$ (9,937)

Consolidated Statements of Common Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive (loss) income	Accumulated deficit
Balance at Jan. 31, 2010	$ (42,662)	$ 1	$ 551		$ (43,214)
Balance (in shares) at Jan. 31, 2010		1,322,000
Increase (Decrease) in Stockholders' Equity
Treasury shares purchased and retired	(6)		(2)		(4)
Treasury shares purchased and retired (in shares)		(3,000)
Common stock issued in connection with stock incentive plans	310		310
Common stock issued in connection with stock incentive plans (in shares)		437,000
Estimated fair value of common stock issued as partial consideration in business acquisition	50		50
Estimated fair value of common stock issued as partial consideration in business acquisition (in shares)		30,000
Share-based compensation	193		193
Preferred stock cost accretion	(81)		(81)
Net loss	(9,939)				(9,939)
Other comprehensive income (loss)	2			2
Balance at Jan. 31, 2011	(52,133)	1	1,021	2	(53,157)
Balance (in shares) at Jan. 31, 2011		1,786,000
Increase (Decrease) in Stockholders' Equity
Deemed dividend in connection with purchase and cancellation of preferred stock	(762)		(762)
Common stock issued in connection with stock incentive plans	152		152
Common stock issued in connection with stock incentive plans (in shares)		190,000
Estimated fair value of warrant issued as a charitable contribution	122		122
Share-based compensation	568		568
Preferred stock cost accretion	(22)		(22)
Net loss	(11,592)				(11,592)
Other comprehensive income (loss)	(4)			(4)
Balance at Jan. 31, 2012	(63,671)	1	1,079	(2)	(64,749)
Balance (in shares) at Jan. 31, 2012	1,975,664	1,976,000
Increase (Decrease) in Stockholders' Equity
Common stock issued in connection with stock incentive plans	467		467
Common stock issued in connection with stock incentive plans (in shares)		423,000
Share-based compensation	957		957
Net loss	(10,780)				(10,780)
Other comprehensive income (loss)	5			5
Balance at Jan. 31, 2013	(73,022)	1	2,503	3	(75,529)
Balance (in shares) at Jan. 31, 2013	2,398,895	2,399,000
Increase (Decrease) in Stockholders' Equity
Common stock issued in connection with stock incentive plans	261		261
Common stock issued in connection with stock incentive plans (in shares)		122,000
Estimated fair value of common stock issued as partial consideration in business acquisition	1,293		1,293
Estimated fair value of common stock issued as partial consideration in business acquisition (in shares)		120,000
Issuance of common stock upon initial public offering, net of issuance costs	86,955	1	86,954
Issuance of common stock upon initial public offering, net of issuance costs (in shares)		6,900,000
Conversion of preferred stock to common stock	68,411	1	68,410
Conversion of preferred stock to common stock (in shares)		14,336,000
Reclassification of preferred stock warrant liability into additional paid-in capital upon initial public offering	2,066		2,066
Cashless exercise of common stock warrants (in shares)		47,000
Share-based compensation	584		584
Net loss	(5,790)				(5,790)
Other comprehensive income (loss)	(9)			(9)
Balance at Apr. 30, 2013	$ 80,749	$ 3	$ 162,071	$ (6)	$ (81,319)
Balance (in shares) at Apr. 30, 2013	23,923,986	23,924,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Cash flow from operating activities:
Net loss	$ (5,790)	$ (1,721)	$ (10,780)	$ (11,592)	$ (9,939)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	638	441	1,893	1,863	1,106
Noncash share-based compensation expense	584	189	957	568	193
Noncash interest expense	462	438	679	336	210
Noncash sublease termination income		(839)	(839)
Noncash charitable contribution				122
Loss on disposition of property and equipment			(15)	12
Changes in operating assets and liabilities:
Accounts receivable	4,575	56	(4,414)	(1,182)	(4,183)
Other receivables	251	(40)	(246)	898	(885)
Prepaid expenses and other current assets	(1,264)	(529)	(1,091)	(112)	(298)
Other assets	(61)	(30)	(106)	(37)	7
Accounts payable and accrued liabilities	370	(122)	1,318	592	1,175
Deferred revenue	1,793	2,606	13,082	6,771	5,899
Other current liabilities	(192)	(313)	491	476	224
Deferred rent expense, net of current portion	(9)	1,170	892	(356)	819
Other long-term liabilities				(63)	(71)
Net cash provided by (used in) operating activities	1,357	1,306	1,821	(1,704)	(5,743)
Cash flows from investing activities:
Purchase of property and equipment	(2,142)	(252)	(2,405)	(1,925)	(2,760)
Proceeds from sale of assets		5	12
Purchase of Enkari, Ltd. assets					(300)
Purchase of Agile Advantage, Inc. assets			(420)
Purchase of Flowdock Oy, net of cash received	(2,857)
Net cash used in investing activities	(4,999)	(247)	(2,813)	(1,925)	(3,060)
Cash flows from financing activities:
Payments on notes payable and revolving line of credit					(2,690)
Purchase and cancelation of preferred stock				(1,388)
Purchase of treasury shares					(6)
Proceeds from issuance of common stock	261	21	451	122	310
Payments on capital lease obligations		(11)	(31)	(101)	(151)
Proceeds from issuance of preferred stock				20,000
Preferred stock offering costs				(118)
Proceeds from initial public offering, net of underwriting discounts and commissions	89,838
Deferred offering costs	(419)		(1,271)
Net cash provided by (used in) financing activities	89,680	10	(851)	18,515	(2,537)
Increase (decrease) in cash and cash equivalents	86,038	1,069	(1,843)	14,886	(11,340)
Cash and cash equivalents-beginning of period	17,609	19,452	19,452	4,566	15,906
Cash and cash equivalents-end of period	103,647	20,521	17,609	19,452	4,566
Supplementary information:
Cash paid for interest		1	4	12	42
Cash paid for income taxes	12		57
Noncash investing and financing activities:
Conversion of redeemable convertible preferred stock to common stock	68,410
Conversion of preferred stock warrants to common stock warrants	2,066
Common stock issued as partial consideration to acquire Flowdock Oy	1,293
Common stock issued as partial consideration to acquire Enkari, Ltd.					50
Property and equipment purchases in accounts payable	134	72	81	99	451
Deferred offering costs included in accounts payable	$ 1,191		$ 181

Nature of Business and Operations	3 Months Ended
Apr. 30, 2013
Nature of Business and Operations
Nature of Business and Operations

(1) Nature of Business and Operations

        Rally Software Development Corp. (we, our or us) is a provider of cloud-based solutions for managing Agile software development. Our platform transforms the way organizations manage the software development lifecycle by enabling close alignment of software development and strategic business objectives, facilitating collaboration, increasing transparency, and automating manual processes. Organizations use our solutions to accelerate the pace of innovation, improve productivity and more effectively adapt to rapidly-changing customer needs and competitive dynamics. Our enterprise-class platform is extensible, cost-effective and designed to be easy to use. Agile is a software development methodology characterized by short, iterative and highly-adaptable development cycles. We also provide consulting services to help customers adopt and succeed with Agile software development practices as well as to learn to use our solutions.

        Our headquarters are located in Boulder, Colorado. We were incorporated in Delaware on July 12, 2001. At April 30, 2013, we had six subsidiaries: Rally Software Development International Corp. (RSDI); Rally Software Development Australia Pty Limited; Rally Software Development Netherlands B.V.; Rally Software Development Canada B.C. Ltd.; Rally Singapore Pte Ltd.; and Flowdock Oy.

        Our fiscal year ends on January 31. Our fiscal quarters end April 30, July 31, October 31 and January 31.

Summary of Significant Accounting Policies	3 Months Ended
Apr. 30, 2013
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

  (a) Basis of Presentation and Consolidation

        The accompanying consolidated financial statements include the accounts of us and our wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

  (b) Initial Public Offering

        On April 17, 2013, we closed our initial public offering (IPO) of 6,900,000 shares of common stock, including 900,000 shares sold pursuant to the underwriters' option to purchase additional shares. The public offering price of the shares sold in our IPO was $14.00 per share. All outstanding shares of our redeemable convertible preferred stock converted to 14,335,869 shares of common stock and all outstanding preferred stock warrants converted into warrants to purchase common stock at the closing of our IPO. Our shares of common stock are traded on The New York Stock Exchange under the symbol "RALY". We received proceeds from our IPO of $89.8 million, net of underwriting discounts and commissions, but before offering expenses of $2.9 million. Deferred offering expenses at January 31, 2013 of $1.5 million were recorded as other assets. These offering expenses, and additional expenses incurred from February 2013 through the closing of our IPO of approximately $1.4 million, have been reclassified as additional paid-in capital. Approximately $1.2 million of deferred offering costs is in accounts payable as of April 30, 2013.

  (c) Reverse Stock Split

        On March 27, 2013, our Board of Directors approved a 1-for-2.5 reverse stock split of our then-outstanding common stock and redeemable convertible preferred stock. The reverse stock split became effective upon filing of an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware on April 1, 2013. Upon the effectiveness of the reverse stock split, (i) every two and one-half shares of then-outstanding common stock and redeemable convertible preferred stock were decreased to one share of common stock and redeemable convertible preferred stock, respectively, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding option and warrant to purchase common stock was proportionately increased on a 1-for-2.5 basis and (iii) the number of shares of then-outstanding redeemable convertible preferred stock into which each then outstanding warrant to purchase redeemable convertible preferred stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding warrant to purchase then outstanding redeemable convertible preferred stock was proportionately increased on a 1-for-2.5 basis. All of the share numbers, share prices, and exercise prices have been retroactively adjusted to reflect the reverse stock split in the accompanying consolidated financial statements.

  (d) Fiscal Year Change

        On May 20, 2011, our Board of Directors approved a change in our year-end from December 31 to January 31 so that our financial reporting year-end better aligns with our sales cycle. These financial statements are presented as if our year-end had been January 31 for all periods presented.

  (e) Unaudited Interim Financial Information

        The accompanying consolidated balance sheet at April 30, 2013, the consolidated statements of operations, consolidated statements of comprehensive loss, and the consolidated statements of cash flows for the three months ended April 30, 2012 and 2013 and the consolidated statement of common stockholders' equity (deficit) for the three months ended April 30, 2013 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly our financial position at April 30, 2013 and results of operations and cash flows for the three months ended April 30, 2012 and 2013. The consolidated financial data and the other information disclosed in these notes to the consolidated financial statements related to these three-month periods are unaudited. The results of the three months ended April 30, 2013 are not necessarily indicative of the results to be expected for fiscal year-end January 31, 2014 or for any other interim period or other future year.

  (f) Use of Estimates

        The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The more critical estimates and related assumptions that affect our consolidated financial condition and results of operations are in the areas of revenue recognition; measurement of the fair value of equity instruments; capitalization of software development costs; and income taxes. We have engaged, and may in the future engage, third-party valuation specialists to assist with estimates related to the valuation of our equity instruments. Such estimates often require the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates.

  (g) Segments

        Operating segments are defined as components of an enterprise about which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources and assess performance. Our chief operating decision makers are the Chief Executive Officer and Chief Financial Officer. Our Chief Executive and Chief Financial Officers review consolidated operating results to make decisions about allocating resources and assessing performance for the entire company. We view our operations and manage our business as one operating segment.

  (h) Cash and Cash Equivalents

        We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents consist primarily of investments in a money market mutual fund that invests primarily in short-term United States Treasury Securities, a bank money market account and certificates of deposit. Cash equivalents are carried at cost, which approximates fair value.

  (i) Accounts Receivable

        Trade accounts receivable represent trade receivables from customers when we have invoiced for subscriptions, support, perpetual software licenses or professional services and have not received payment. Receivables are recorded at the invoiced amount and do not bear interest. We maintain an allowance for doubtful accounts for estimated losses inherent in our accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our customers' financial condition, the amount of receivables in dispute, and the current receivables' aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

        Allowance for doubtful accounts activity and balances are presented below (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Balance at beginning of period	$65	$39	$42	$42	$48
Charges for bad debts	90	11	83	2	13
Write-offs and adjustments	(116)	(8)	(77)	(2)	(2)

Balance at end of period	$39	$42	$48	$42	$59

  (j) Property and Equipment

        Property and equipment are recorded at cost. Property and equipment under capital leases are recorded at the present value of minimum lease payments. Property and equipment are depreciated using the straight-line method over the following estimated useful lives:

Asset class	Useful life
Computer equipment	36 months
Office equipment	60 months
Office furniture	60 months
Computer software	36 months to 60 months
Leasehold improvements	The shorter of the estimated useful life or the term of the lease

        Upon retirement or sale, the costs of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in other gain (loss) in the consolidated statements of operations. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed in the period incurred.

  (k) Deferred Offering Costs

        Through January 31, 2013 and April 30, 2013, we have incurred approximately $1.5 million and $2.9 million, respectively in costs related to our initial public offering. These costs had been deferred and were recorded as a reduction to the proceeds from the offering at the time of closing. Deferred offering costs are included in other assets in the accompanying consolidated balance sheet as of January 31, 2013.

  (l) Impairment of Long-Lived Assets

        Long-lived assets consist primarily of property and equipment. Long-lived assets are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, we reduce the carrying amount to the estimated fair value. Fair value is determined through various valuation techniques including discounted cash flow modeling. To date, no such impairment has occurred.

  (m) Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is recorded to the extent it is more likely than not that a deferred tax asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Our net deferred tax asset has been completely reduced by a valuation allowance as management cannot conclude that realization of the deferred tax asset is assured, on a more-likely than-not basis, at each balance sheet date, due primarily to our history of operating losses.

        We recognize the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurred. All current tax positions are considered more likely than not of being sustained.

  (n) Insurance and Self-Insurance Reserves

        Effective January 1, 2013, we use a combination of insurance and self-insurance plans to provide for the potential liabilities for employee medical health care benefits. Claims with dates of service prior to January 1, 2013 are covered and paid by our prior premium-based medical insurance plan. Liabilities associated with the risks that are retained by us are estimated by considering historical claims experience and severity factors. We have individual employee stop-loss as well as overall stop-loss coverage to limit our total exposure. We had insurance liabilities totaling approximately $0.2 million and $0.1 million at January 31, 2013 and April 30, 2013, respectively, included in accrued liabilities in the accompanying consolidated balance sheets.

  (o) Deferred Revenue

        Deferred revenue comprises unrecognized subscription and support, which includes hosting and maintenance, perpetual licenses, and prepaid professional services revenue. With the exception of perpetual licenses, these arrangements are initially recorded as deferred revenue upon the commencement of the subscription, hosting and maintenance period, and revenue is recognized in the consolidated statements of operations ratably over the term of the arrangement. Perpetual licenses are generally recognized upon delivery of the software product to the customer. Prepaid professional services arrangements are recorded initially as deferred revenue and are recognized as the services are performed.

  (p) Revenue Recognition

        We generate revenue primarily from three sources: (1) subscriptions and support; (2) perpetual licenses; and (3) professional services. Subscription and support revenue is primarily comprised of fees that give customers access to our suite of cloud-based solutions, as well as optional hosting and maintenance related to perpetual licenses. Professional services revenue largely encompasses fees related to the instruction of Agile software development methodologies and training related directly to the product.

        Revenue is recognized when all of the following conditions have been met:

  •
  there is persuasive evidence of an arrangement;

  •
  the service has been provided or the product has been delivered;

  •
  the price is fixed or determinable; and

  •
  collection of the fees is sufficiently assured.

        Signed agreements, which may include purchase orders, are used as evidence of an arrangement. In cases where both a signed contract and a purchase order exist, we consider the signed contract to be persuasive evidence of the arrangement. Product delivery occurs when we provide the customer with access to the software via an electronic notification or license key. We assess whether a fee is fixed or determinable at the outset of the arrangement, primarily based on the payment terms associated with the transaction. We assess collectibility of the fee based on a number of factors such as collection history and creditworthiness of the customer. If we determine that collectibility is not sufficiently assured, revenue is deferred until collectibility becomes sufficiently assured, generally upon receipt of cash.

        Subscription and support revenue is recognized ratably over the contract term beginning on the commencement date of each contract.

        When multiple deliverables included in an arrangement are separable into different units of accounting, the arrangement consideration is allocated to the identified separate units of accounting based on their relative selling prices. Multiple deliverable arrangement accounting guidance provides a hierarchy to use when determining the relative selling price for each unit of accounting. This guidance provides that vendor-specific objective evidence (VSOE) of selling price, based on the price at which the item is regularly sold by the vendor on a stand-alone basis, should be used if it exists. We use VSOE to determine the stand-alone selling prices of subscription, hosting, maintenance, and professional services because substantially all separate sales of these deliverables fall within a reasonable range of prices. All unique product offerings are grouped based upon size of customer as a result of our tiered volume pricing. VSOE for professional services is determined regardless of customer size as customer size does not significantly impact the prices charged. We have concluded that all products and services for each single unit of accounting have VSOE, other than perpetual licenses discussed below.

        We monitor compliance with VSOE by using a bell curve approach. Sales of subscription, hosting, maintenance and professional services are analyzed to determine whether 80% of the transactions are within a range of 15% of the median of the transactions for an appropriate group of customers.

        When VSOE exists for all undelivered elements of the contract, perpetual license fee revenue is generally recognized upon delivery of the software product to the customer, provided the other revenue recognition conditions are met. We have established VSOE for all undelivered elements of our perpetual license arrangements. Maintenance revenue consists of fees for providing unspecified software updates on a when and if available basis and technical support for software products. Hosting revenue relates to fees for hosting perpetual license software that the customer has purchased at our third-party data centers. Our perpetual license customers who purchase hosting have the right to take possession of the software at any time. Hosting and maintenance revenue is recognized ratably over the term of the agreement.

        Professional services revenue is accounted for separately from subscription and perpetual license revenue when VSOE exists and, for subscriptions, has stand-alone value to the customer. Professional services are generally provided on a time-and-materials basis. The services that are provided on a time-and-materials basis are recognized as services are provided. However, professional services that do not have stand-alone value to the customer are recognized ratably over the remaining subscription period. We present reimbursements received for out of pocket expenses within professional services revenue. Reimbursements received were approximately $0.5 million, $0.6 million and $0.7 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.2 million and $0.2 million for the three months ended April 30, 2012 and 2013, respectively.

  (q) Research and Development

        Research and development expenses consist primarily of personnel and related expenses for our research and development staff, including salaries, benefits, bonuses and stock-based compensation, certain software licenses and allocated overhead, including depreciation. Research and development costs are expensed as incurred. We develop software, which is sold as a subscription or licensed for a stated term or in perpetuity. Qualifying software development costs are required to be capitalized once technological feasibility of the software has been established. Costs incurred prior to establishing technological feasibility are expensed as incurred. Technological feasibility is established when we have completed all planning, designing, coding, and testing activities that are necessary to determine that a product can be produced to meet its design specifications, including functions, features, and technical performance requirements. Capitalization of costs ceases when the product is available for general use.

        To date, the period between achieving technological feasibility and the general availability of such software has been short. Consequently, software development costs qualifying for capitalization have been insignificant, and therefore, we have not capitalized any software development costs to date.

  (r) Leases

        We lease our facilities under operating leases. For leases that contain rent escalation or rent concession provisions, we record the total rent expense during the lease term on a straight-line basis over the term of the lease. We record the difference between the rent paid and the straight-line rent expense as a current liability in other current liabilities and the noncurrent portion in deferred rent expense in the accompanying consolidated balance sheets. Rent expense was $1.5 million, $0.4 million and $1.6 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.2 million and $0.5 million for the three months ended April 30, 2012 and 2013, respectively.

  (s) Advertising

        Advertising costs are expensed as incurred and include search engine fees, banner ads, digital marketing and events. Advertising expense was $1.8 million, $1.4 million and $1.7 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.4 million and $0.5 million for the three months ended April 30, 2012 and 2013, respectively. Advertising costs are recorded in sales and marketing expense within the accompanying consolidated statements of operations.

  (t) Commissions

        Commissions are recorded as a component of sales and marketing expense and consist of the variable compensation paid to our sales force. Sales commissions are earned and recorded at the time that a customer has entered into a binding purchase agreement. Commissions paid to sales personnel are recoverable only in the case that we cannot collect the invoiced amounts associated with a sales order. Commission expense was $4.7 million, $5.8 million and $7.9 million for fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $1.7 million and $2.0 million for the three months ended April 30, 2012 and 2013, respectively.

  (u) Share-Based Compensation

        Share-based compensation to employees and members of our Board of Directors is measured at the grant-date fair values of the respective options to purchase our common stock, and expensed on a straight-line basis over the period in which the holder is required to provide services, which is usually the vesting period. We determine the grant-date fair value of all stock options using the Black-Scholes option pricing model. An estimate of forfeitures is applied when calculating compensation expense. Restricted stock and restricted stock units are measured at intrinsic value at the date of grant and expensed on a straight-line basis over the period in which the holder is required to provide services, which is generally the vesting period.

  (v) Preferred Stock Warrant Liability

        We account for warrants to purchase redeemable convertible preferred stock as a liability. The warrants are recorded at fair value, estimated using the Black-Scholes option pricing model and revalued at each balance sheet date. The change in the fair value of the warrants is recorded as a component of interest expense (note 7).

  (w) Foreign Currency Translation

        The functional currency of our foreign subsidiaries is the local currency. We conduct business in the United Kingdom (UK) through a branch of RSDI and in Australia, Canada, Finland, the Netherlands and Singapore through subsidiaries of RSDI. The functional currency of the branch and subsidiaries are the British pound, the Australian dollar, the Euro, the Canadian dollar and Singaporean dollar. All assets and liabilities for the branch and subsidiaries denominated in a foreign currency are translated into U.S. dollars based on the exchange rate on the balance sheet date, and revenue and expenses are translated at the average exchange rates during the period. The effects of foreign exchange gains and losses arising from the translation of assets and liabilities of foreign subsidiaries are included as a component of other comprehensive income (loss).

        We maintain short-term intercompany payables denominated in each subsidiary's functional currency. Gains and losses associated with remeasurement of these payables into U.S. dollars are presented within loss on foreign currency transactions included in the consolidated statements of operations.

  (x) Fair Value Measurements

        In general, asset and liability fair values are determined using the following inputs:

    Level 1 inputs utilize quoted prices in active markets for identical assets that we have the ability to access at period-end.

    Level 2 inputs include quoted prices for similar assets in active markets and inputs other than quoted prices that are observable for the asset, either directly or indirectly.

    Level 3 inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period-end. Pricing inputs are unobservable for the terms and are based on our own assumptions about the assumptions that a market participant would use.

        We believe that the carrying amounts of our financial instruments, including cash equivalents, approximate their fair value due to the short-term maturities of these instruments. The carrying amount of cash equivalents, which consists of a bank money market account and certificates of deposits, was $1.3 million and $15.1 million as of January 31, 2012 and 2013, respectively and the carrying amount of cash equivalents, which consists of a money market mutual fund, a bank money market account and certificates of deposits was $101.7 million as of April 30, 2013, and approximates fair value based on quoted market prices, which are Level 1 inputs.

        In conjunction with entering into term loans and revolving lines of credit, as disclosed in note 6, we issued warrants to purchase shares of our redeemable, convertible preferred stock. At January 31, 2012 and 2013, the warrants are reported as liabilities at their estimated fair value as determined using the Black-Scholes pricing model (based on Level 3 inputs). Changes in fair value are reflected in the consolidated statements of operations as interest expense.

  (y) Concentration of Credit Risk and Significant Customers

        Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. At January 31, 2013 we had $12.5 million in certificates of deposits at various financial institutions all of which are fully insured by the Federal Deposit Insurance Corporation. At April 30, 2013, we had $8.5 million in certificates of deposits at various financial institutions, all of which are fully insured by the Federal Deposit Insurance Corporation, and approximately $88.4 million held in a money market mutual fund that invests primarily in short-term United States Treasury securities. Primarily all of the remaining amount of cash and cash equivalents were held in demand deposits or money market funds at one financial institution that we believe to be creditworthy. We perform ongoing evaluations of our customers' financial condition and do not require any collateral to support receivables. At January 31, 2012 and 2013, no customer accounted for more than 10% of accounts receivable. During the fiscal years ended January 31, 2011, 2012 and 2013, no customer represented more than 10% of revenue. At April 30, 2013 one customer with a balance of approximately $1.2 million represented 10.3% of accounts receivable. During the three months ended April 30, 2012 and 2013, no customer represented more than 10% of revenue.

  (z) Recent Accounting Pronouncements

        Under the Jumpstart Our Business Startups Act (JOBS Act), we believe we meet the definition of an emerging growth company. We have irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

        In June 2011, the Financial Accounting Standards Board (FASB) issued an amendment to the accounting guidance for presentation of comprehensive income. The amended guidance provides companies with two options for presenting comprehensive income. Companies can present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In December 2011, the FASB further amended this guidance to defer the effective date for the reclassifications of items out of accumulated other comprehensive income. In response to stakeholder concerns regarding the operational ramifications of the presentation of these reclassifications for current and previous years, the FASB has deferred the implementation date of this provision to allow time for further consideration. The requirement for the presentation of a combined statement of comprehensive income or separate, but consecutive, statements of net income and other comprehensive income is still effective for fiscal years and interim periods beginning after December 15, 2011, and shall be applied retrospectively. We adopted the guidance effective February 1, 2012, and have presented a separate statement of comprehensive income for all periods presented. As the new guidance relates only to how comprehensive income is disclosed and does not change the items that must be reported as comprehensive income, the adoption of this standard did not have a material impact on our financial position or results of operations.

        In May 2011, the FASB amended the accounting guidance for fair value to develop common requirements between GAAP and International Financial Reporting Standards. The amendments clarify the FASB's intent about the application of existing fair value measurement and disclosure requirements and in some instances change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. Notable changes under the amended guidance include: (i) application of the highest and best use and valuation premise concepts solely for nonfinancial assets and liabilities; (ii) measuring the fair value of an instrument classified in a reporting entity's stockholders' equity; and (iii) disclosing quantitative information about unobservable inputs used in the fair value measurement within Level 3 of the fair value hierarchy. For public entities, the amendment is effective for interim and annual periods beginning after December 15, 2011. We adopted the guidance effective February 1, 2012. The adoption of this standard did not have a material impact on our financial position or results of operations.

        In February 2013, the Financial Accounting Standards Board (FASB) issued ASU No. 2013-02 - Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income to improve the reporting of reclassifications out of accumulated other comprehensive income. This update requires the effect of significant reclassifications out of accumulated other comprehensive income be shown on the respective line items in net income only if the amount reclassified is required to be reclassified to net income under GAAP. If the reclassification to net income is not required under GAAP, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This update was effective for fiscal periods beginning after December 15, 2012. The adoption of this update did not have a material impact on our condensed consolidated financial statements.

Acquisitions and Goodwill	3 Months Ended
Apr. 30, 2013
Acquisitions and Goodwill
Acquisitions and Goodwill

(3) Acquisitions and Goodwill

  (a) Enkari, Ltd.

        On March 31, 2010, we completed the acquisition of Enkari, Ltd. (Enkari) and the results of Enkari's operations have been included in the consolidated financial statements since that date. The total consideration paid by us was $350,000 consisting of $300,000 in cash and 30,000 shares of our common stock valued at $50,000.

        The acquisition of Enkari has been accounted for as a purchase of a business, and accordingly, the total purchase price has been allocated to the tangible and identifiable intangible assets acquired and the liabilities assumed based on their respective fair values on the acquisition date. As a result of the acquisition of Enkari, we recorded intangible assets of $365,000, which comprised $300,000 related to developed software technology and $65,000 related to the customer relationships and net liabilities of $15,000. The estimated useful life of the acquired customer relationships was 14 months and the estimated useful life of the acquired developed software technology was 36 months. These identified intangible assets are amortized on a straight-line basis over their estimated useful lives.

  (b) Agile Advantage, Inc.

        On July 18, 2012, we completed the acquisition of Agile Advantage, Inc. (Agile) and the results of Agile's operations have been included in the consolidated financial statements since that date. The total consideration paid by us was $420,000 all of which was paid in cash.

        The acquisition of Agile has been accounted for as a purchase of a business, and accordingly, the total purchase price has been allocated to the tangible and identifiable intangible assets acquired and the liabilities assumed based on their respective fair values on the acquisition date. As a result of the acquisition of Agile, we recorded an intangible asset related to developed software technology for $420,000. The estimated useful life of the acquired developed software technology was 36 months which is being amortized on a straight-line basis.

  (c) Flowdock Oy (unaudited)

        On February 5, 2013, we completed the acquisition of Flowdock Oy (Flowdock), a company based in Helsinki, Finland, and the results of Flowdock's operations have been included in the consolidated financial statements since that date. The acquisition provides us with a stand-alone unified communication and team-based chat collaboration product offering that is also complimentary to existing Rally solutions. The total consideration paid by us was approximately $4.4 million, which consisted of $3.0 million in cash, $0.1 million in net assumed liabilities and 119,993 shares of common stock valued at $10.78 per share. Cash of $0.1 million and 23,998 shares of common stock are being held back for one year to satisfy any potential indemnification claims. Transaction costs of $0.5 million were expensed as incurred, $0.3 million of which were incurred in the fourth quarter of fiscal 2013 and $0.2 million of which were incurred in the first quarter of fiscal 2014.

        The acquisition of Flowdock will be accounted for as a purchase of a business, and accordingly, the total purchase price has been preliminarily allocated to the tangible and identifiable intangible assets acquired and the liabilities assumed based on their respective fair values on the acquisition date. As a result of the acquisition of Flowdock, we recorded intangible assets of $4.4 million, which was comprised of $1.9 million related to developed software and technology, $0.2 million related to trademark and domain names and $2.3 million related to goodwill. The estimated useful life of the acquired developed software and technology is five years and the estimated useful life of the trademark and domain names is 15 years. Purchase accounting is preliminary, subject to finalization of our estimate of the fair value of assets acquired and liabilities assumed.

        Goodwill represents the excess of the purchase price of the acquired enterprise over the fair value of identifiable assets acquired and liabilities assumed. We apply ASC 350, "Intangibles—Goodwill and Other," and will perform an annual goodwill impairment test during the fourth quarter of our fiscal year and more frequently if an event or circumstance indicates that an impairment may have occurred. For the purposes of impairment testing, we have determined that we have one reporting unit. A two-step impairment test of goodwill is required pursuant to ASC 350-20-35. In the first step, the fair value of the reporting unit is compared to its carrying value. If the fair value exceeds the carrying value, goodwill is not impaired and further testing is not required. If the carrying value exceeds the fair value, then the second step of the impairment test is required to determine the implied fair value of the reporting unit's goodwill. The implied fair value of goodwill is calculated by deducting the fair value of all tangible and intangible net assets of the reporting unit, excluding goodwill, from the fair value of the reporting unit as determined in the first step. If the carrying value of the reporting unit's goodwill exceeds its implied fair value, then an impairment loss must be recorded that is equal to the difference. The identification and measurement of goodwill impairment involves the estimation of the fair value of the company. The estimate of our fair value, based on the best information available as of the date of the assessment, is subjective and requires judgment, including management assumptions about expected future revenue forecasts and discount rates.

Property and Equipment	3 Months Ended
Apr. 30, 2013
Property and Equipment
Property and Equipment

(4) Property and Equipment

        Property and equipment are stated at cost, net of accumulated depreciation and amortization. These assets are depreciated and amortized using the straight line method over their estimated useful lives with the exception of leasehold improvements which is depreciated over the shorter of the useful life of the asset or the related lease term. As of January 31, 2012 and 2013 and April 30, 2013, property and equipment consisted of the following (in thousands):

	January 31,
			April 30, 2013
	2012	2013
			(unaudited)
Computers, peripherals, and software	$4,760	$6,011	$9,964
Office furniture and equipment	923	1,332	1,423
Leasehold improvements	1,050	1,371	1,387

	6,733	8,714	12,774
Less accumulated depreciation and amortization	(3,489)	(4,558)	(5,192)

	$3,244	$4,156	$7,582

        Depreciation and amortization expense related to property and equipment and other assets totaled $1.1 million, $1.9 million and $1.9 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.4 million and $0.6 million for the three months ended April 30, 2012 and 2013, respectively.

Accrued Liabilities	3 Months Ended
Apr. 30, 2013
Accrued Liabilities
Accrued Liabilities

(5) Accrued Liabilities

        Accrued liabilities as of January 31, 2012 and 2013 and April 30, 2013 consisted of the following (in thousands):

	January 31,
			April 30, 2013
	2012	2013
			(unaudited)
Accrued vacation and employee benefits	$762	$992	$1,519
Accrued bonuses	268	354	513
Accrued commissions and salary	913	1,716	1,309

	$1,943	$3,062	$3,341

Note Payable and Revolving Line of Credit	3 Months Ended
Apr. 30, 2013
Note Payable and Revolving Line of Credit
Note Payable and Revolving Line of Credit

(6) Note Payable and Revolving Line of Credit

        In December 2010, we amended and restated our outstanding loan and security agreement (LSA) with Square 1 Bank in order to increase the amount available thereunder and to remove the term loan component, which component was repaid in full in February 2010. The maximum amount available pursuant to a revolving line of credit and corporate credit card services was $10.0 million. The corporate credit card services component was limited to $0.2 million. In February 2012, we amended the LSA to increase the availability to $12.0 million, to increase the amount available pursuant to the corporate credit card line and letters of credit to $3.0 million. In January 2013, we amended the LSA to extend the maturity from February 2013 to February 2014.

        Advances bear interest at the greater of the prime rate then in effect plus 3.00% with a floor of 5.25%. This facility is subject to borrowing base calculations based on eligible accounts receivable. At January 31, 2013 and April 30, 2013, availability under the LSA, considering the borrowing base calculation, was $12.0 million and $8.2 million, respectively. At January 31, 2013 and April 30, 2013, we had a letter of credit outstanding for $2.5 million, which represented the security deposit on the operating lease for our corporate headquarters and reduced the amount available pursuant to the revolving line of credit to $9.5 million and $5.7 million as of January 31, 2013 and April 30, 2013, respectively.

        No amounts were outstanding on the revolving line of credit as of January 31, 2013 and April 30, 2013.

        The loan is secured by substantially all our assets and includes a restriction on our ability to pledge our intellectual property. The LSA includes financial covenants and other customary affirmative and negative covenants. The primary financial covenant is an adjusted quick ratio. The adjusted quick ratio is defined as cash at the bank plus accounts receivable less than 90 days old from invoice date as compared to current liabilities excluding deferred revenue. We must maintain an adjusted quick ratio of at least 1.10 to 1.00. The agreement also contains customary events of default provisions. We believe we were in compliance with all covenants at January 31, 2013 and April 30, 2013.

Warrants	3 Months Ended
Apr. 30, 2013
Warrants
Warrants

(7) Warrants

        The following table summarizes information about preferred stock warrants outstanding at January 31, 2012 and 2013 and April 17, 2013 (close of IPO):

	Preferred Stock Warrants
	A-1	B	C
Number of warrants outstanding	32,750	40,141	64,755
Exercise price	$2.50	$2.82	$3.78
Expiration	July 2015	May 2014 - June 2018	October 2015 - June 2018

        Warrants are reported as liabilities at their estimated fair value. Changes in fair value are reflected in the consolidated statements of operations as a component of interest expense. We compute the fair value of warrants using a Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions are made regarding components of the model, including volatility, risk-free interest rates, and the fair value of preferred stock underlying the warrant. The use of different assumptions could cause significant changes to fair value. Our estimated volatility utilizes an average of the stock volatility of peer, publicly traded companies. The risk-free interest rates are based on U.S. Treasury yields for treasury securities of similar maturity. During the fiscal year ended January 31, 2011, the fair value of preferred stock underlying the warrants was estimated using the option pricing method, which treats common stock and preferred stock as call options on the value of the enterprise, with exercise prices based on the liquidation preferences of the preferred stock. Effective February 1, 2011, the fair value of preferred stock underlying the warrants is estimated using the probability-weighted expected return method (PWERM). Under the PWERM, share value is based upon the probability-weighted present value of expected future net cash flows (distributions to stockholders), considering each of the possible future events and giving consideration for the rights and preferences of each class of stock. Accordingly, we computed the fair value of warrants to purchase preferred stock at January 31, 2012 and 2013 and April 17, 2013 based on Level 3 inputs. At January 31, 2012 and 2013 and April 17, 2013 the fair value of the warrant liability was calculated using the following underlying assumptions:

	January 31,
			April 17, 2013 (close of IPO) (unaudited)
	2012	2013
Risk-free interest rate	0.71%	0.88%	0.71%
Expected term	Remaining contractual term	Remaining contractual term	Remaining contractual term
Expected dividend yield	—	—	—
Expected volatility	50.3%	49.0%	49.0%

        In connection with the closing of our IPO, each of the preferred stock warrants automatically converted into a warrant to purchase shares of common stock with substantially the same terms. At the time of conversion of the warrants upon the closing of our IPO, the fair value of the warrants was $2.1 million, which was reclassified as a component of additional paid-in capital. No portion of the warrants has been exercised as of April 30, 2013.

        The following table presents our activity for preferred stock warrants for the fiscal years ended January 31, 2011, 2012 and 2013 and for the three months ended April 30, 2013 (in thousands):

Warrant Liability
Balance at February 1, 2010	$436
Mark to estimated fair value through interest expense	155

Balance at January 31, 2011	591
Mark to estimated fair value through interest expense	334

Balance at January 31, 2012	925
Mark to estimated fair value through interest expense	679

Balance at January 31, 2013	1,604
Mark to estimated fair value through interest expense (unaudited)	462
Reclassification of preferred stock warrant liability into additional paid-in capital upon closing of IPO on April 17, 2013 (unaudited)	(2,066)

Balance at April 30, 2013 (unaudited)	$—

        We also had two outstanding warrants for 26,000 and 22,400 shares of common stock exercisable at $0.65 and $0.0025, which expire in November 2016 and May 2021, respectively. The warrant for 22,400 shares of common stock was issued on May 20, 2011 and was deemed to have a fair value of $5.48 per share. The estimated fair value of the warrant on the issuance date of $0.1 million was recorded as a general and administrative expense with a corresponding offset to additional paid-in capital. The warrants, which were scheduled to expire in November 2016 and May 2021, automatically net exercised at the closing of our IPO on April 17, 2013 for 24,793 and 22,396 shares of common stock, respectively.

Redeemable Convertible Preferred Stock	3 Months Ended
Apr. 30, 2013
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

(8) Redeemable Convertible Preferred Stock

        In May 2011, in anticipation of our Series E preferred stock financing, our Board of Directors and stockholders amended and restated our certificate of incorporation to increase the authorized shares of our common and preferred stock to 20,000,000 and 14,671,269 shares, respectively.

        We closed the Series E preferred stock financing in May 2011, issuing 1,553,393 shares of Series E preferred stock at a price of $12.88 per share for gross proceeds of $20.0 million. We incurred approximately $0.1 million in offering costs.

        In August 2011, we repurchased and retired 151,122 shares of preferred stock at $12.23 per share for a total repurchase price of $1.8 million. We repurchased 8,670, 5,328, 116,050, and 21,074 shares of Series A-1, Series B, Series C, and Series D preferred stock, respectively. The consideration in excess of the fair value was considered compensation expense and amounted to $0.5 million. The fair value aggregated to $1.4 million and the amount in excess of the carrying value of $0.6 million totaled $0.8 million and was considered a deemed preferred stock dividend and reduced additional paid-in capital.

        The following tables present our activity for redeemable convertible preferred stock for the fiscal years ended January 31, 2011 and 2012 (in thousands except shares):

	Redeemable Convertible Preferred Stock
	Series A-1		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
Balance, February 1, 2010	3,377,222	$8,387	2,841,914	$7,954	4,466,528	$16,787
Preferred stock cost accretion	—	25	—	14	—	19

Balance, January 31, 2011	3,377,222	8,412	2,841,914	7,968	4,466,528	16,806
Repurchase and cancellation of preferred stock	(8,670)	(21)	(5,328)	(15)	(116,050)	(439)
Issuance of Series E preferred stock, net of offering costs	—	—	—	—	—	—
Preferred stock cost accretion	—	4	—	4	—	6

Balance, January 31, 2012	3,368,552	$8,395	2,836,586	$7,957	4,350,478	$16,373

	Redeemable Convertible Preferred Stock
	Series D		Series E
	Shares	Amount	Shares	Amount	Total
Balance, February 1, 2010	2,247,934	$15,923	—	$—	$49,051
Preferred stock cost accretion	—	22	—	—	80

Balance, January 31, 2011	2,247,934	15,945	—	—	49,131
Repurchase and cancellation of preferred stock	(21,074)	(150)	—	—	(625)
Issuance of Series E preferred stock, net of offering costs	—	—	1,553,393	19,882	19,882
Preferred stock cost accretion	—	8	—	—	22

Balance, January 31, 2012	2,226,860	$15,803	1,553,393	$19,882	$68,410

        There was no change in preferred stock during the year ended January 31, 2013. On April 17, 2013, upon the closing of our IPO, all outstanding shares of redeemable convertible preferred stock were automatically converted to 14,335,869 shares of common stock.

        As of January 31, 2013, the Series A-1, Series B, Series C, Series D, and Series E preferred stock (collectively, the preferred stock) had the following characteristics in accordance with our amended and restated certificate of incorporation. As of January 31, 2012, the preferred stock is no longer accreted to its aggregate liquidation value as redemption is not considered probable.

i) Conversion

  Optional Conversion

        Each share of preferred stock may, at the option of the holder, be converted at any time into the number of fully paid, nonassessable shares of common stock determined by the applicable conversion rate, as described more fully below.

  Automatic Conversion

        Each share of preferred stock automatically converts into common stock at the then effective and applicable conversion rate (1) at any time upon the affirmative election of the holders of at least 55% of the preferred stock; provided that if the automatic conversion is in connection with a Liquidation Event (as defined in our amended and restated certificate of incorporation to include certain asset transfers, acquisitions or mergers) in which the proceeds to the holders of Series E preferred stock as holders of common stock (after such an automatic conversion) would be less in the aggregate than the proceeds the holders of Series E preferred stock would receive in such Liquidation Event as holders of Series E preferred stock (and assuming no such automatic conversion), then the Series E preferred stockholders will receive in such an automatic conversion the applicable number of shares of Common Stock as would be distributable to the holders of Series E preferred stock in the Liquidation Event had the automatic conversion not occurred; or (2) immediately upon the closing of a firmly underwritten public offering with aggregate gross proceeds of at least $40.0 million at a price per share of at least $16.48 (as adjusted for stock splits, stock dividends, recapitalizations, and the like).

        Each share of preferred stock is convertible, as described above, into the number of fully paid and nonassessable shares of common stock at a conversion rate determined by dividing the applicable original issue price per share by the applicable conversion price per share at the time of conversion. The per share conversion price is subject to certain antidilution and adjustment provisions. The original issue price per share of the Series A-1, Series B, Series C, Series D, and Series E preferred stock is $2.50, $2.82, $3.77, $7.12, and $12.88, respectively. As of January 31, 2013, the split adjusted issue price was equal to the conversion price; therefore, the rate at which each share converted into common stock at such times was one-for-one.

ii) Voting Rights

        All shares of preferred stock generally have the same voting rights as common stock. The holders of preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for vote. Each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which each share of preferred stock is convertible immediately after the close of business on the record date, or the effective date of such written consent, as applicable.

        For so long as at least 100,000 shares of preferred stock (as adjusted for stock dividends, combinations, splits, recapitalizations, and the like) remain outstanding, the vote or consent of the holders of at least 55% of outstanding preferred stock voting as a single class on an as-converted basis shall be necessary for effecting or validating: (i) any change or waiver of the amended and restated certificate of incorporation or the bylaws that changes the voting or other rights of the holders of preferred stock; (ii) any action or event that alters or changes the voting or other powers, preferences, or other special rights, privileges, or restrictions of the preferred stock; (iii) any increase or decrease in the authorized number of shares of common or preferred stock; (iv) authorization of any new class of stock or securities ranking on parity with or senior to the then outstanding shares of preferred stock; (v) any redemption, repurchase, payment of dividends, or other purchase or distributions with respect to common stock, subject to certain limited exceptions; (vi) the consummation of any Liquidation Event; (vii) any declaration or payment of a dividend; (viii) the incurrence of any indebtedness in excess of $500,000; (ix) any issuance of securities of any subsidiary of us to anyone other than us; (x) any voluntary dissolution or liquidation of us; (xi) any increase or decrease in the authorized number of members of the Board of Directors; or (xii) permitting any of our subsidiaries to effect any of the foregoing actions.

        For so long as at least 100,000 shares of Series D preferred stock (as adjusted for stock dividends, combinations, splits, recapitalizations, and the like) remain outstanding, in addition to any other vote or consent required under the terms of the preferred stock or by law, the vote or written consent of the holders of at least 55% of the outstanding Series D preferred stock voting together as a single class shall be required for effecting or validating: (i) any change or waiver of the amended and restated certificate of incorporation or the bylaws that changes the voting or other rights of the holders of the Series D preferred stock; (ii) any action or event that alters or changes the voting or other powers, preferences, or other special rights, privileges, or restrictions of the Series D preferred stock; or (iii) any increase or decrease in the authorized number of shares of Series D preferred stock.

        For so long as at least 100,000 shares of Series E preferred stock (as adjusted for stock dividends, combinations, splits, recapitalizations, and the like) remain outstanding, in addition to any other vote or consent required under the terms of the preferred stock or by law, the vote or written consent of the holders of at least 60% of the outstanding Series E preferred stock voting together as a single class shall be required for effecting or validating: (i) any change or waiver of the amended and restated certificate of incorporation or the bylaws that changes the voting or other rights of the holders of the Series E preferred stock; (ii) any action or event that alters or changes the voting or other powers, preferences, or other special rights, privileges, or restrictions of the Series E preferred stock; (iii) any increase or decrease in the authorized number of shares of Series E preferred stock; (iv) amending any of the foregoing rights held by the Series E preferred stock; or (v) permitting any of our subsidiaries to effect any of the foregoing actions.

        The holders of the preferred stock, voting as a separate class, are entitled to elect, and consequently remove, four of the seven members of the Board of Directors. The holders of common stock, voting as a separate class, are entitled to elect, and consequently remove, one member of the Board of Directors. The holders of common stock and preferred stock, voting together as a single class on an as-converted basis, are entitled to elect all remaining members of the Board of Directors.

iii) Dividends

        The holders of preferred stock are entitled to receive noncumulative dividends out of any funds legally available in preference to any common stock at a rate of 8% of the original issue price per annum on each outstanding share of preferred stock, when and if declared by the Board of Directors. In the event dividends are paid on common stock, we will pay an additional dividend equal to that paid on common stock on all outstanding shares of preferred stock on an as-converted basis. Through January 31, 2013, no dividends have been declared or paid on our preferred stock or common stock.

iv) Liquidation Preferences

        In the event of any liquidation, dissolution, or winding up of us, either voluntary or involuntary, or any Acquisition or Asset Transfer (as defined in our amended and restated certificate of incorporation), the holders of Series E preferred stock will be entitled to receive on a pari passu basis, prior to and in preference to any distribution of any assets of ours to the holders of Series A-1, Series B, Series C or Series D preferred stock, or common stock, an amount equal to the applicable original purchase price (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like) plus all declared and unpaid dividends on such preferred stock, if any. If, upon the occurrence of such event, the assets and funds available for distribution among the holders of Series E preferred stock are insufficient to make the payment of these preferential amounts in full, the entire assets and funds legally available for distribution will be distributed ratably among the holders of the Series E preferred stock in proportion to the full amounts to which they would otherwise be respectively entitled for such Series E preferred stock. After completion of the distribution to the Series E preferred stockholders, the holders of Series D preferred stock will be entitled to receive on a pari passu basis, prior to and in preference to any distribution of any assets of ours to the holders of Series A-1, Series B or Series C preferred stock, or common stock, an amount equal to the applicable original purchase price (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like) plus all declared and unpaid dividends on such preferred stock, if any. If, upon the occurrence of such event, the assets and funds available for distribution among the holders of Series D preferred stock are insufficient to make the payment of these preferential amounts in full, the entire assets and funds legally available for distribution will be distributed ratably among the holders of the Series D preferred stock in proportion to the full amounts to which they would otherwise be respectively entitled for such Series D preferred stock. After completion of distribution to the Series E and D preferred stockholders, the remaining assets of ours will be distributed ratably to the holders of the Series C preferred stock, Series B preferred stock, and Series A-1 preferred stock on a pari passu basis, prior to and in preference to any distribution of any assets of ours to the holders of common stock, an amount equal to the applicable original purchase price (as adjusted for any stock dividends, combinations, splits, recapitalizations, and the like) plus all declared and unpaid dividends on such preferred stock, if any. If, upon the occurrence of such event, the assets and funds available for distribution among the holders of Series A-1, Series B and Series C preferred stock are insufficient to make the payment of these preferential amounts in full, the entire assets and funds legally available for distribution will be distributed ratably among the holders of the Series A-1, Series B and Series C preferred stock in proportion to the full amounts to which they would otherwise be respectively entitled for such shares of preferred stock. After completion of the foregoing preferential distribution to the preferred stock, the remaining assets of ours will be distributed ratably to the holders of the common stock and preferred stock on an as-converted to common stock basis.

Stock Awards	3 Months Ended
Apr. 30, 2013
Stock Awards
Stock Awards

(9) Stock Awards

  Stock Option Plans

        In April 2002, we established the 2002 Stock Option Plan (the 2002 Plan). The 2002 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards and restricted stock unit awards. Incentive stock options may only be granted to employees. All other awards may be granted to employees, directors and consultants. Pursuant to the 2002 Plan, we were able to grant stock awards to purchase up to 3,395,890 shares of common stock as of January 31, 2013, of which 80,638 were available for grant as of January 31, 2013. On February 4, 2013 and on March 1, 2013 our Board of Directors increased the shares authorized for grant pursuant to the 2002 Plan by 180,000 and 152,000, respectively. Our stockholders approved these increases on February 5, 2013 and March 1, 2013, respectively. As of April 30, 2013, we had 3,727,891 shares of common stock reserved for issuance under the 2002 Plan, of which 1,839,968 had been issued upon the exercise of options and the issuance of restricted stock awards, 1,621,755 were subject to outstanding options, 119,998 were subject to outstanding restricted stock unit awards, and 146,170 were available for grant. Under the 2002 Plan, incentive stock options may be granted at an exercise price not less than 100% of the fair value of common stock on the date of grant, as determined by our Board of Directors.

        On March 19, 2013, our Board of Directors approved our 2013 Equity Incentive Plan (the 2013 Plan) and our 2013 Employee Stock Purchase Plan (the 2013 ESPP) and on March 29, 2013, our stockholders also approved the 2013 Plan and the 2013 ESPP, each of which became effective on April 11, 2013.

        The 2013 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based stock awards and other forms of equity compensation. The 2013 Plan also provides for the grant of performance cash awards. Incentive stock options may only be granted to employees. All other awards may be granted to employees, directors and consultants. As of April 30, 2013, we had 2,346,695 shares of common stock reserved for issuance under the 2013 Plan. The number of shares of common stock reserved for issuance under the 2013 Plan will automatically increase on February 1 of each fiscal year, starting on February 1, 2014 and continuing through February 1, 2023, by the lesser of 5% of the total number shares of our common stock outstanding on the immediately preceding January 31, or a lesser amount of shares determined by our Board of Directors. As of April 30, 2013, no stock awards had been granted under the 2013 Plan.

        The 2013 ESPP authorizes the issuance of shares of common stock pursuant to purchase rights granted to our employees. As of April 30, 2013, we had 469,339 shares of common stock reserved for issuance under the 2013 ESPP. The number of shares of common stock reserved for issuance will automatically increase on February 1 of each fiscal year, starting on February 1, 2014 and continuing through February 1, 2023, by the least of (i) 2% of the total number of shares of our common stock outstanding on the immediately preceding January 31; (ii) 1,408,017 shares of common stock; or (iii) a lesser amount of shares determined by our Board of Directors.

  Stock Options

        Options granted generally vest over four years with 25% vesting on the first year anniversary and continuing monthly thereafter, and expire no more than 10 years from the date of grant. We recognize compensation cost on a straight-line basis over the requisite service period of the award.

        During the fiscal years ended January 31, 2012 and 2013, we granted options to employees and nonemployees to purchase 922,794 and 185,400 shares of common stock at a weighted-average exercise price of $5.28 and $9.23 per share and a weighted-average fair value on the date of grant of $2.88 and $4.98, respectively. The intrinsic value of stock options exercised during the fiscal years ended January 31, 2012 and 2013 was $0.6 million and $3.7 million, respectively. The 2002 Plan allows certain holders to exercise their options prior to completion of the vesting period. In the event of termination of employment prior to completion of the vesting period, we reserve the right to repurchase the unvested shares at the original price paid by the holder. During fiscal 2008 and 2011, employees exercised 85,786 and 54,474 options, respectively, prior to completion of the vesting period. These options are presented in the table below as exercised. Cash received in exchange for the unvested shares is classified as other liabilities, the share options are not deemed exercised, and the related shares are not considered outstanding until they become vested. As of January 31, 2012, 15,564 restricted shares associated with the early exercise provision were outstanding. As of January 31, 2013 and April 30, 2013, there were no restricted shares associated with the early exercise provision outstanding.

        The following table is a summary of stock option activity for the fiscal years ended January 31, 2012 and 2013:

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2011	1,145,038	$0.90
Granted	922,794	5.28
Exercised	(159,102)	0.78
Forfeited	(36,639)	2.60

Outstanding at January 31, 2012	1,872,091	3.05
Granted	185,400	9.23
Exercised	(417,267)	1.33
Forfeited	(42,870)	4.05

Outstanding at January 31, 2013	1,597,354	4.19

        The following table summarizes information about stock options outstanding and exercisable as of January 31, 2013:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares Exercisable	Weighted- Average Exercise Price
$0.55 - 0.65	100,332	3.16	$0.60	100,334	$0.60
0.78 - 0.98	352,599	5.85	0.83	346,976	0.83
1.65 - 2.23	178,643	7.68	2.00	103,823	1.95
5.48	660,462	8.50	5.48	258,148	5.48
5.93 - 6.23	167,289	8.86	5.98	53,553	5.95
8.83 - 10.45	88,390	9.39	9.38	7,562	9.13
10.78	49,639	9.79	10.78	275	10.78

	1,597,354			870,671

        Options outstanding at January 31, 2013 have a weighted-average remaining contractual life of 7.6 years and a weighted-average exercise price of $4.19 per share and options exercisable have a weighted-average exercise price of $2.70 per share. As of January 31, 2012 and 2013, the aggregate intrinsic value of options outstanding was $5.4 million and $10.5 million, respectively. As of January 31, 2012 and 2013, the aggregate intrinsic value of options exercisable was $3.9 million and $7.0 million, respectively.

        The following table summarizes restricted shares issued in connection with the 2002 Plan's early exercise provision:

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2011	46,692	$0.98
Vested	(31,128)	0.98

Outstanding at January 31, 2012	15,564	0.98
Vested	(15,564)	0.98

Outstanding at January 31, 2013	—	—

        During the three months ended April 30, 2012 and 2013, we granted options to employees and nonemployees to purchase 34,260 and 167,604 shares of common stock at a weighted-average exercise price of $6.23 and $10.78 per share and a weighted-average fair value on the date of grant of $3.38 and $5.69, respectively. The intrinsic value of stock options exercised during the three months ended April 30, 2012 and 2013 was $0.2 million and $1.1 million, respectively.

        The following table is a summary of stock option activity for the three months ended April 30, 2013 (unaudited):

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2013	1,597,354	$4.19
Granted	167,604	10.78
Exercised	(122,094)	2.15
Forfeited	(21,109)	4.61

Outstanding at April 30, 2013	1,621,755	5.42

        The following table summarizes information about stock options outstanding and exercisable as of April 30, 2013 (unaudited):

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares Exercisable	Weighted- Average Exercise Price
$0.55 - 0.65	84,982	2.88	$0.60	84,982	$0.60
0.78 - 0.98	291,513	5.59	0.84	288,550	0.84
1.65 - 2.23	149,274	7.43	1.99	92,397	1.97
5.48	635,926	8.26	5.48	276,312	5.48
5.93 - 6.23	161,718	8.61	5.98	64,689	5.97
8.83 - 10.45	82,981	9.15	9.41	12,080	9.10
10.78	215,361	9.77	10.78	6,480	10.78

	1,621,755			825,490

        Options outstanding at April 30, 2013 have a weighted-average remaining contractual life of 7.7 years and a weighted-average exercise price of $5.03 per share and options exercisable have a weighted-average exercise price of $3.10 per share. As of January 31, 2013 and April 30, 2013, the aggregate intrinsic value of options outstanding was $10.5 million and $21.2 million, respectively. As of January 31, 2013 and April 30, 2013, the aggregate intrinsic value of options exercisable was $7.0 million and $12.4 million, respectively.

        We have computed the fair value of all options granted during the years ended January 31, 2011, 2012 and 2013 and the three months ended April 30, 2013 using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including risk-free interest rates, volatility, expected dividend yield, and expected option life. The use of different assumptions could cause significant adjustments to fair value. We estimated a volatility factor based on the common stock of peer companies, and have estimated forfeiture rates based on past historical experience. We applied the simplified method (the average of the period from vesting to expiration) to determine the expected option life. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. Accordingly, we have computed the fair value of all options granted during the fiscal years ended January 31, 2011, 2012 and 2013 and three months ended April 30, 2012 and 2013 using the following weighted-average assumptions:

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Risk-free interest rate	1.55% - 2.84%	1.08% - 2.70%	0.79% - 1.40%	1.35% - 1.40%	1.01% - 1.15%
Expected life	5.45 - 6.08 years	5.69 - 6.08 years	5.91 - 6.08 years	5.91 - 6.08 years	5.98 - 6.08 years
Expected dividend yield	—	—	—	—	—
Expected volatility	68.5% - 75.0%	58.3% - 59.2%	57.9% - 59.9%	57.9%	56.8%

        No income tax benefit has been recognized relating to stock-based compensation expense and no tax benefits realized from exercised stock options. As of January 31, 2013 and April 30, 2013, we had $1.8 million and $2.3 million, respectively of unrecognized compensation costs related to unvested stock options granted pursuant to the 2002 Plan and the cost was expected to be recognized over a weighted-average period of 2.63 years and 2.81 years, respectively.

  Restricted Stock Units (unaudited)

        On February 5, 2013, we granted 119,998 restricted stock units (RSUs) to certain employees under the 2002 Plan. 50% of the RSUs become fully vested in April 2014 and the remaining 50% becomes fully vested in February 2015. 50,000 of the RSUs are subject to cancellation or forfeiture in satisfaction of certain indemnification obligations under the share purchase agreement entered into in connection with the purchase of Flowdock. The grant date fair value of the RSUs granted was $10.78 per share and the aggregate grant date fair value was $1.3 million, which is expected to be recognized over the applicable vesting period. As of April 30, 2013, all of the RSUs were unvested. Unrecognized stock-based compensation with respect to the RSUs was $1.1 million as of April 30, 2013.

  Restricted Stock

        On July 31, 2012 and in connection with our acquisition of Agile Advantage, Inc., we issued 9,600 shares of restricted stock. All of such shares vest in full on July 19, 2013. The fair value of approximately $0.1 million will be recorded as compensation expense over twelve months. The restricted stock was issued from the 2002 Plan and reduced the number of shares available for grant.

  Employee Stock Purchase Plan (unaudited)

        The price at which common stock is purchased under the 2013 ESPP is equal to 85% of the fair market value of the common stock on the first day of an offering period or on a purchase date, whichever is lower. The initial offering commenced on April 11, 2013 and the initial purchase date is currently anticipated to be December 13, 2013. As such, no shares were issued under the 2013 ESPP during the three months ended April 30, 2013. There were also no accumulated employee withholdings as of April 30, 2013.

        The following weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted under the 2013 Employee Stock Purchase Plan:

Three Months Ended April 30, 2013
(unaudited)
Expected volatility	45.6%
Expected term (in years)	0.67 - 1.17
Risk-free interest rate	0.09% - 0.11%
Dividend yield	—

        During the fiscal years ended January 31, 2011, 2012 and 2013 and the three months ended April 30, 2012 and 2013, we recognized stock-based compensation within the following line items in the consolidated statements of operations (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Cost of product revenue	$6	$10	$16	$3	$66
Cost of professional services revenue	9	17	27	4	19
Sales and marketing	57	124	198	37	105
Research and development	56	93	193	27	224
General and administrative	65	324	523	118	170

	$193	$568	$957	$189	$584

Information by Geographic Areas	3 Months Ended
Apr. 30, 2013
Information by Geographic Areas
Information by Geographic Areas

(10) Information by Geographic Areas

        Revenue by geography is based on the ship-to address of the customer, which is intended to approximate where the customer's seats are provisioned. The ship-to country is generally the same as the billing country. The following tables present our revenue by geographic region for the fiscal years ended January 31, 2011, 2012 and 2013 and three months ended April 30, 2012 and 2013 (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
United States	$25,657	$35,660	$49,233	$11,200	$13,833
International	4,053	5,665	7,613	1,778	2,216

	$29,710	$41,325	$56,846	$12,978	$16,049

        Other than the United States, no other individual country exceeded 6% of total revenue during any of the periods presented. Primarily all of our property and equipment is located in the United States.

Income Taxes	3 Months Ended
Apr. 30, 2013
Income Taxes
Income Taxes

(11) Income Taxes

        The domestic and foreign components of net loss, and the provision for income taxes for the years ended January 31, 2011, 2012 and 2013 consists of the following (in thousands):

	Fiscal Year Ended January 31,
	2011	2012	2013
Net loss before income taxes:
Domestic	$(9,939)	$(11,615)	$(11,059)
Foreign	—	23	407

	$(9,939)	$(11,592)	$(10,652)

Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	128

	—	—	128

Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—

	—	—	—

Income tax provision (benefit)	$—	$—	$128

        The difference in total provision for income taxes that would result from applying the 35% federal statutory rate to the net loss before provision for income taxes and the reported provision for income taxes are as follows:

	Fiscal Year Ended January 31,
	2011	2012	2013
Reconciliation of effective tax rate:
Federal taxes at statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	2.8	2.7	2.5
Permanent items	(3.4)	(4.7)	(8.4)
Valuation allowance	(40.1)	(39.7)	(40.6)
Research and experimentation credits	5.7	6.5	10.1
Foreign rate differential	(0.3)	(0.3)	0.3
Other	0.3	0.5	(0.1)

Effective income tax rate	—%	—%	(1.2)%

        Components of the net deferred tax assets as of January 31, 2012 and 2013 are as follows (in thousands):

	January 31,
	2012	2013
Deferred tax assets:
Research and experimentation carryforwards	$2,625	$3,704
Net operating loss carryforwards	21,443	24,312
Deferred compensation	292	397
Deferred revenue	246	356
Intangible assets	146	134
Deferred rent	349	374
Other	192	318

Gross deferred tax assets	25,293	29,595

Deferred tax liabilities:
Fixed assets	263	240
Other	—	—

Gross deferred tax liabilities	263	240

Net deferred tax assets before valuation allowance	25,030	29,355
Valuation allowance	(25,030)	(29,355)

Deferred tax assets (liabilities), net	$—	$—

        We have historically incurred operating losses and given the cumulative losses and limited history of profits, we have recorded a full valuation allowance against our deferred tax assets for all periods to date.

        Our ability to use the operating loss carryforwards to offset future taxable income is subject to restrictions enacted in the U.S. Internal Revenue Code of 1986, as amended. These restrictions limit the future use of the operating loss carryforwards if certain ownership changes described in the Internal Revenue Code occur.

        During the fiscal years ended January 31, 2012 and 2013, the valuation allowance increased by $4.6 million and $4.3 million, respectively, due to the increase in deferred tax assets, primarily the net operating loss and research and experimentation tax credit carryforwards.

        As of January 31, 2013, we had federal and state net operating loss carryforwards of approximately $65.0 million and $44.7 million, respectively. At January 31, 2013, we also had federal research and experimentation tax credit carryforwards of $3.7 million. The net operating loss carryforwards and tax credits expire at various dates through January 31, 2033.

        We believe that we have not taken an uncertain tax position on prior tax filings and therefore have not recorded a liability for unrecognized tax benefits.

        We file federal, state, and foreign income tax returns in jurisdictions with varying statutes of limitations. With few exceptions, tax years 2001 through 2012 remain subject to examination by federal and most state tax authorities due to our net operating loss carryforwards. In the foreign jurisdictions, the 2009 through 2012 tax years remain subject to examination.

Net Loss Per Share Attributable to Common Stockholders	3 Months Ended
Apr. 30, 2013
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders

(12) Net Loss Per Share Attributable to Common Stockholders

        We calculate basic and diluted net loss per common share by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. We have excluded all potentially dilutive shares, which include redeemable convertible preferred stock, warrants for redeemable convertible preferred stock and common stock, outstanding common stock options, outstanding restricted stock units and restricted common stock, from the weighted-average number of shares of common outstanding as their inclusion in the computation for all periods would be antidilutive due to net losses. Our redeemable, convertible preferred stock and unvested common stock issued pursuant to the "early exercise" of options are participating securities and are excluded from the earnings per share calculation as they do not have an obligation to share or fund in our net losses.

        The following common stock equivalents were excluded from consideration in diluted net loss per share attributable to common stockholders because they had an antidilutive impact:

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Options to purchase common stock	1,145,038	1,872,091	1,597,354	1,865,031	1,621,755
Warrants to purchase redeemable convertible preferred stock	137,646	137,646	137,646	137,646	—
Warrants to purchase common stock	26,000	48,400	48,400	48,400	137,646
Restricted common stock	46,692	15,564	9,600	7,782	9,600
Restricted stock units	—	—	—	—	119,998
Redeemable convertible preferred stock	12,933,618	14,335,869	14,335,869	14,335,869	—

	14,288,994	16,409,570	16,128,869	16,394,728	1,888,999

        Basic and diluted net loss per share is calculated as follows (in thousands, except per share data):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Numerator:
Net loss	$(9,939)	$(11,592)	$(10,780)	$(1,721)	$(5,790)
Accretion of redeemable convertible preferred stock	(81)	(22)	—	—	—
Preferred stock deemed dividend	—	(762)	—	—	—

Net loss attributable to common stockholders	$(10,020)	$(12,376)	$(10,780)	$(1,721)	$(5,790)

Denominator:
Weighted-average common shares outstanding, basic and diluted	1,444	1,869	2,101	1,991	5,904

Net loss per common share, basic and diluted	$(6.94)	$(6.62)	$(5.13)	$(0.86)	$(0.98)

Employee Benefit Plan	3 Months Ended
Apr. 30, 2013
Employee Benefit Plan
Employee Benefit Plan

(13) Employee Benefit Plan

        In 2004, we adopted the Rally Software Development Corp. 401(k) Plan (the 401(k) Plan). The 401(k) Plan is available to all full-time employees with eligibility commencing on the first day of employment following attainment of age 21. Employees may contribute up to 90% of their eligible compensation, not to exceed the amounts allowed by law. Currently, there is no employer contribution or matching provisions in the 401(k) Plan.

Commitments and Contingencies	3 Months Ended
Apr. 30, 2013
Commitments and Contingencies
Commitments and Contingencies

(14) Commitments and Contingencies

  (a) Operating leases

        We lease office space and certain equipment under operating leases having terms that expire at various dates through March 2022. We entered into a sub-lease agreement for our headquarters, which commenced on January 1, 2011 and was scheduled to expire on October 31, 2013. In connection with entering into this lease, we received a tenant improvement allowance of approximately $1.6 million. Approximately $1.0 million was reimbursed to us for costs incurred and approximately $0.6 million was being utilized to offset future monthly rent payments. The rent reflected in the lease, net of tenant improvement allowance, was being recorded on a straight-line basis over the life of the lease. In April 2012, our sub-lease was terminated in connection with the sale of the building to a new owner (see new lease commitment in the next paragraph). Given that the original lessee was relieved of its primary obligation under the original lease, the transaction was deemed a termination of the original lease agreement. As such, in April 2012 we derecognized the remaining deferred rent expense of approximately $0.8 million and reflected this as income in the consolidated statements of operations.

        In February 2012, we entered into a new 10-year lease on our current corporate headquarters in Boulder, Colorado, which was contingent on the lessor's acquisition of the building, which was completed in April 2012. The lease commitment, over the course of 10 years, is approximately $13.6 million in base rent plus operating expenses of the building. Partially offsetting this amount, we received a cash payment of approximately $0.8 million from the landlord in conjunction with entering into the new lease. The lease also required a security deposit in the form of a letter of credit for $2.5 million. The lease commencement was in April 2012.

        In March 2012, we entered into a new 64-month lease agreement for office space in Raleigh, North Carolina. The total commitment over the course of the 64 months is $0.8 million plus our pro rata share of the building's operating expenses. The lease commencement was in June 2012.

        In May 2012, we entered into a new 39-month lease agreement for office space in Denver, Colorado. The total commitment over the course of the 39 months is $0.3 million plus our pro rata share of the building's operating expenses. The lease commencement date was in August 2012.

        In October 2012, we entered into a new 53-month lease agreement for office space in the Seattle, Washington area. The total commitment over the course of 53 months is $0.5 million plus our pro rata share of the building's operating expenses. The lease commencement was in November 2012.

        Total rent expense for the fiscal years ended January 31, 2011, 2012 and 2013 was $1.5 million, $0.4 million and $1.6 million, respectively, and $0.2 million and $0.5 million for the three months ended April 30, 2012 and 2013, respectively.

  Future Minimum Lease Payments

        As of January 31, 2013, future minimum lease payments under operating leases, gross of lease incentives, were as follows (in thousands):

Operating leases
Fiscal year ended January 31:
2014	$1,924
2015	1,717
2016	1,695
2017	1,626
2018	1,505
Thereafter	5,994

Total minimum lease payments	$14,461

        As of April 30, 2013, future minimum lease payments under operating leases were as follows (in thousands, unaudited):

Fiscal year ended January 31:
2014 (remaining nine months)	$1,536
2015	1,922
2016	1,905
2017	1,662
2018	1,505
Thereafter	5,994

Total minimum lease payments	$14,524

  (b) Legal

        In the normal course of business, we may, from time to time, be subject to pending and threatened legal actions and proceedings. As of January 31, 2012 and 2013 and April 30, 2013, there were no pending or threatened legal actions or proceedings against us. On May 8, 2013, a lawsuit captioned Sampo IP, LLC v. Ambit Energy Holdings,  LLC, et al., No. 2:13-cv-00386 (E.D. Tex.) was initiated against several of our customers alleging that their use of the Rally Agile Application Lifecycle Management Platform infringes U.S. Patent Nos. 6,161,149, 6,772,229, and 8,015,495, and requesting an award of money damages. On May 24, 2013, we filed a lawsuit against Sampo IP, LLC (Rally Software Development Corp. v. Sampo IP, LLC, Civil Action No. 1:13-cv-1359 (D. Colo.)) that requests declarations of non-infringement and invalidity regarding Sampo IP's patents. We believe that Sampo IP's infringement claims are without merit and we intend to vigorously defend against these claims. We are currently unable to determine the outcome with any degree of certainty.

  (c) Product Indemnification

        Our arrangements with customers generally include an indemnification and defense provisions covering allegations of patent, copyright, or trademark infringement directed to customers' use of our product. Historically, we have not incurred any costs related to indemnification claims; however, recently several of our customers have been named as defendants in Sampo IP, LLC v. Ambit Energy Holdings, LLC, et al., No. 2:13-cv-00386 (E.D. Tex.), and we expect to indemnify and defend our customers against these claims.

  (d) Insurance and Self-insurance reserves

        Effective January 1, 2013, we are exposed to employee medical health care benefit claims as a result of a transition to self-insurance. We pay actual claims and estimate our liabilities for claims incurred but not reported based on historical claims history. Estimating our insurance and self-insurance liabilities requires significant judgments, and actual claim settlements and associated expenses may differ from our current estimates. We have individual employee stop-loss as well as overall stop-loss coverage to limit our total exposure. We had insurance liabilities totaling approximately $0.2 million and $0.1 million at January 31, 2013 and April 30, 2013, respectively included in accrued liabilities in the accompanying consolidated balance sheets.

Subsequent Events	3 Months Ended
Apr. 30, 2013
Subsequent Events
Subsequent Events

(15) Subsequent Events

        We have evaluated subsequent events that occurred after January 31, 2013 through March 22, 2013, the date on which the consolidated financial statements were issued. As to the effects of the reverse stock split and the amended and restated certificate of incorporation described below, such evaluation was performed through April 1, 2013.

  (a) Reverse Stock Split

        On March 27, 2013, our Board of Directors approved a 1-for-2.5 reverse stock split of our common and redeemable convertible preferred stock. The reverse stock split became effective upon filing of our amended and restated certificate of incorporation on April 1, 2013. Upon the effectiveness of the reverse stock split, (i) every two and one-half shares of outstanding common stock and redeemable convertible preferred stock were decreased to one share of common stock and redeemable convertible preferred stock, respectively, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding option and warrant to purchase common stock was proportionately increased on a 1-for-2.5 basis and (iii) the number of shares of redeemable convertible preferred stock into which each outstanding warrant to purchase redeemable convertible preferred stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding warrant to purchase redeemable convertible preferred stock was proportionately increased on a 1-for-2.5 basis. All of the share numbers, share prices, and exercise prices have been retroactively adjusted to reflect the reverse stock split in the accompanying consolidated financial statements.

  (b) Amended and Restated Certificate of Incorporation

        On April 1, 2013 we filed our amended and restated certificate of incorporation to amend the definition of a qualified public offering. A qualified public offering is now defined as occurring immediately upon the closing on or prior to June 30, 2013 of a firmly underwritten public offering with aggregate gross proceeds of at least $40.0 million or immediately upon the closing on or after July 1, 2013 of a firmly underwritten public offering in which the per share price is at least $16.48 per share (as adjusted for stock splits, dividends, recapitalizations and the like) and with aggregate gross proceeds of at least $40.0 million.

  (c) Net Exercise of Common Stock Warrant (unaudited)

        On May 23, 2013, we issued 28,436 shares of our common stock upon the net exercise of a common stock warrant to acquire 32,750 shares having an exercise price of $2.50 per share. We did not receive any cash proceeds in connection with this exercise.

  (d) Stock Option and Restricted Stock Unit Grants (unaudited)

        On June 10, 2013, we granted certain employees stock options to purchase 112,350 shares under the 2013 Plan. The stock options were issued at an exercise price of $24.01 per share. In addition, we also issued to an employee 5,000 RSUs under the 2013 Plan.

  (e) Operating Lease Commitment (unaudited)

        On June 10, 2013, we executed an amended and restated office lease which includes the construction of a new 89,000 square foot office building adjacent to our existing corporate headquarters in Boulder, Colorado. The rent commencement date is anticipated to be November 1, 2014; however, the rent commencement date as well as the termination date is subject to change based on the construction schedule. The lease term is 10 years from the rent commencement date. In addition, the lease for our current facility which was originally scheduled to terminate on March 31, 2022 has been extended such that the termination dates for both buildings is contemporaneous and ending on, absent construction delays, October 31, 2024. Within 30 days from June 10, 2013 we are required to deposit $4.2 million in cash in an escrow account which will represent the security deposit for both buildings. The cash security deposit will replace the current security deposit which is a $2.5 million letter of credit. Absent any defaults pursuant to the lease and assuming certain financial covenants are achieved we have the ability to reduce the cash security deposit by 50% after five years from the rent commencement date. The tenant finish allowance included in the amended and restated office lease is approximately $4.6 million. The additional future minimum lease payments for both the new building as well as the current building extension are approximately $27.6 million.

  (f) Net Exercise of Common Stock Warrants (unaudited)

        On June 11, 2013, we issued an aggregate of 10,814 shares of our common stock upon the net exercises of common stock warrants to acquire an aggregate of 13,013 shares having an exercise price of $3.78 per share. We did not receive any cash proceeds in connection with these exercises.

  (g) Stock Option and Restricted Stock Unit Grants (unaudited)

        On June 28, 2013, we granted certain employees and board members stock options to purchase 129,350 shares under the 2013 Plan. The stock options were issued at an exercise price of $24.82 per share. In addition, we also issued certain employees and board members 101,000 RSUs under the 2013 Plan.

  (h) Net Exercise of Common Stock Warrants (unaudited)

        On July 10, 2013, we issued an aggregate of 11,030 shares of our common stock upon the net exercises of common stock warrants to acquire an aggregate of 13,014 shares having an exercise price of $3.78 per share. We did not receive any cash proceeds in connection with these exercises.

  (i) Net Exercise of Common Stock Warrants (unaudited)

        On July 18, 2013, we issued an aggregate of 57,155 shares of our common stock upon the net exercises of common stock warrants to acquire an aggregate of 65,141 shares having a weighted average exercise price of $3.18 per share. We did not receive any cash proceeds in connection with these exercises.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Apr. 30, 2013
Summary of Significant Accounting Policies
Basis of Presentation and Consolidation

  (a) Basis of Presentation and Consolidation

        The accompanying consolidated financial statements include the accounts of us and our wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Initial Public Offering

  (b) Initial Public Offering

        On April 17, 2013, we closed our initial public offering (IPO) of 6,900,000 shares of common stock, including 900,000 shares sold pursuant to the underwriters' option to purchase additional shares. The public offering price of the shares sold in our IPO was $14.00 per share. All outstanding shares of our redeemable convertible preferred stock converted to 14,335,869 shares of common stock and all outstanding preferred stock warrants converted into warrants to purchase common stock at the closing of our IPO. Our shares of common stock are traded on The New York Stock Exchange under the symbol "RALY". We received proceeds from our IPO of $89.8 million, net of underwriting discounts and commissions, but before offering expenses of $2.9 million. Deferred offering expenses at January 31, 2013 of $1.5 million were recorded as other assets. These offering expenses, and additional expenses incurred from February 2013 through the closing of our IPO of approximately $1.4 million, have been reclassified as additional paid-in capital. Approximately $1.2 million of deferred offering costs is in accounts payable as of April 30, 2013.

Reverse Stock Split

  (c) Reverse Stock Split

        On March 27, 2013, our Board of Directors approved a 1-for-2.5 reverse stock split of our then-outstanding common stock and redeemable convertible preferred stock. The reverse stock split became effective upon filing of an amended and restated certificate of incorporation with the Secretary of State of the State of Delaware on April 1, 2013. Upon the effectiveness of the reverse stock split, (i) every two and one-half shares of then-outstanding common stock and redeemable convertible preferred stock were decreased to one share of common stock and redeemable convertible preferred stock, respectively, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding option and warrant to purchase common stock was proportionately increased on a 1-for-2.5 basis and (iii) the number of shares of then-outstanding redeemable convertible preferred stock into which each then outstanding warrant to purchase redeemable convertible preferred stock is exercisable was proportionally decreased on a 1-for-2.5 basis and the exercise price of each outstanding warrant to purchase then outstanding redeemable convertible preferred stock was proportionately increased on a 1-for-2.5 basis. All of the share numbers, share prices, and exercise prices have been retroactively adjusted to reflect the reverse stock split in the accompanying consolidated financial statements.

Fiscal Year Change

  (d) Fiscal Year Change

        On May 20, 2011, our Board of Directors approved a change in our year-end from December 31 to January 31 so that our financial reporting year-end better aligns with our sales cycle. These financial statements are presented as if our year-end had been January 31 for all periods presented.

Unaudited Interim Financial Information

  (e) Unaudited Interim Financial Information

        The accompanying consolidated balance sheet at April 30, 2013, the consolidated statements of operations, consolidated statements of comprehensive loss, and the consolidated statements of cash flows for the three months ended April 30, 2012 and 2013 and the consolidated statement of common stockholders' equity (deficit) for the three months ended April 30, 2013 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly our financial position at April 30, 2013 and results of operations and cash flows for the three months ended April 30, 2012 and 2013. The consolidated financial data and the other information disclosed in these notes to the consolidated financial statements related to these three-month periods are unaudited. The results of the three months ended April 30, 2013 are not necessarily indicative of the results to be expected for fiscal year-end January 31, 2014 or for any other interim period or other future year.

Use of Estimates

  (f) Use of Estimates

        The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The more critical estimates and related assumptions that affect our consolidated financial condition and results of operations are in the areas of revenue recognition; measurement of the fair value of equity instruments; capitalization of software development costs; and income taxes. We have engaged, and may in the future engage, third-party valuation specialists to assist with estimates related to the valuation of our equity instruments. Such estimates often require the selection of appropriate valuation methodologies and models, and significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates.

Segments

  (g) Segments

        Operating segments are defined as components of an enterprise about which discrete financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources and assess performance. Our chief operating decision makers are the Chief Executive Officer and Chief Financial Officer. Our Chief Executive and Chief Financial Officers review consolidated operating results to make decisions about allocating resources and assessing performance for the entire company. We view our operations and manage our business as one operating segment.

Cash and Cash Equivalents

  (h) Cash and Cash Equivalents

        We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents consist primarily of investments in a money market mutual fund that invests primarily in short-term United States Treasury Securities, a bank money market account and certificates of deposit. Cash equivalents are carried at cost, which approximates fair value.

Accounts Receivable

  (i) Accounts Receivable

        Trade accounts receivable represent trade receivables from customers when we have invoiced for subscriptions, support, perpetual software licenses or professional services and have not received payment. Receivables are recorded at the invoiced amount and do not bear interest. We maintain an allowance for doubtful accounts for estimated losses inherent in our accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and our customers' financial condition, the amount of receivables in dispute, and the current receivables' aging and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

        Allowance for doubtful accounts activity and balances are presented below (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Balance at beginning of period	$65	$39	$42	$42	$48
Charges for bad debts	90	11	83	2	13
Write-offs and adjustments	(116)	(8)	(77)	(2)	(2)

Balance at end of period	$39	$42	$48	$42	$59

Property and Equipment

  (j) Property and Equipment

        Property and equipment are recorded at cost. Property and equipment under capital leases are recorded at the present value of minimum lease payments. Property and equipment are depreciated using the straight-line method over the following estimated useful lives:

Asset class	Useful life
Computer equipment	36 months
Office equipment	60 months
Office furniture	60 months
Computer software	36 months to 60 months
Leasehold improvements	The shorter of the estimated useful life or the term of the lease

        Upon retirement or sale, the costs of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in other gain (loss) in the consolidated statements of operations. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed in the period incurred.

Deferred Offering Costs

  (k) Deferred Offering Costs

        Through January 31, 2013 and April 30, 2013, we have incurred approximately $1.5 million and $2.9 million, respectively in costs related to our initial public offering. These costs had been deferred and were recorded as a reduction to the proceeds from the offering at the time of closing. Deferred offering costs are included in other assets in the accompanying consolidated balance sheet as of January 31, 2013.

Impairment of Long-Lived Assets

  (l) Impairment of Long-Lived Assets

        Long-lived assets consist primarily of property and equipment. Long-lived assets are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If this evaluation indicates the carrying value will not be recoverable, based on the undiscounted expected future cash flows estimated to be generated by these assets, we reduce the carrying amount to the estimated fair value. Fair value is determined through various valuation techniques including discounted cash flow modeling. To date, no such impairment has occurred.

Income Taxes

  (m) Income Taxes

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is recorded to the extent it is more likely than not that a deferred tax asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Our net deferred tax asset has been completely reduced by a valuation allowance as management cannot conclude that realization of the deferred tax asset is assured, on a more-likely than-not basis, at each balance sheet date, due primarily to our history of operating losses.

        We recognize the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurred. All current tax positions are considered more likely than not of being sustained.

Insurance and Self-Insurance Reserves

  (n) Insurance and Self-Insurance Reserves

        Effective January 1, 2013, we use a combination of insurance and self-insurance plans to provide for the potential liabilities for employee medical health care benefits. Claims with dates of service prior to January 1, 2013 are covered and paid by our prior premium-based medical insurance plan. Liabilities associated with the risks that are retained by us are estimated by considering historical claims experience and severity factors. We have individual employee stop-loss as well as overall stop-loss coverage to limit our total exposure. We had insurance liabilities totaling approximately $0.2 million and $0.1 million at January 31, 2013 and April 30, 2013, respectively, included in accrued liabilities in the accompanying consolidated balance sheets.

Deferred Revenue

  (o) Deferred Revenue

        Deferred revenue comprises unrecognized subscription and support, which includes hosting and maintenance, perpetual licenses, and prepaid professional services revenue. With the exception of perpetual licenses, these arrangements are initially recorded as deferred revenue upon the commencement of the subscription, hosting and maintenance period, and revenue is recognized in the consolidated statements of operations ratably over the term of the arrangement. Perpetual licenses are generally recognized upon delivery of the software product to the customer. Prepaid professional services arrangements are recorded initially as deferred revenue and are recognized as the services are performed.

Revenue Recognition

  (p) Revenue Recognition

        We generate revenue primarily from three sources: (1) subscriptions and support; (2) perpetual licenses; and (3) professional services. Subscription and support revenue is primarily comprised of fees that give customers access to our suite of cloud-based solutions, as well as optional hosting and maintenance related to perpetual licenses. Professional services revenue largely encompasses fees related to the instruction of Agile software development methodologies and training related directly to the product.

        Revenue is recognized when all of the following conditions have been met:

  •
  there is persuasive evidence of an arrangement;

  •
  the service has been provided or the product has been delivered;

  •
  the price is fixed or determinable; and

  •
  collection of the fees is sufficiently assured.

        Signed agreements, which may include purchase orders, are used as evidence of an arrangement. In cases where both a signed contract and a purchase order exist, we consider the signed contract to be persuasive evidence of the arrangement. Product delivery occurs when we provide the customer with access to the software via an electronic notification or license key. We assess whether a fee is fixed or determinable at the outset of the arrangement, primarily based on the payment terms associated with the transaction. We assess collectibility of the fee based on a number of factors such as collection history and creditworthiness of the customer. If we determine that collectibility is not sufficiently assured, revenue is deferred until collectibility becomes sufficiently assured, generally upon receipt of cash.

        Subscription and support revenue is recognized ratably over the contract term beginning on the commencement date of each contract.

        When multiple deliverables included in an arrangement are separable into different units of accounting, the arrangement consideration is allocated to the identified separate units of accounting based on their relative selling prices. Multiple deliverable arrangement accounting guidance provides a hierarchy to use when determining the relative selling price for each unit of accounting. This guidance provides that vendor-specific objective evidence (VSOE) of selling price, based on the price at which the item is regularly sold by the vendor on a stand-alone basis, should be used if it exists. We use VSOE to determine the stand-alone selling prices of subscription, hosting, maintenance, and professional services because substantially all separate sales of these deliverables fall within a reasonable range of prices. All unique product offerings are grouped based upon size of customer as a result of our tiered volume pricing. VSOE for professional services is determined regardless of customer size as customer size does not significantly impact the prices charged. We have concluded that all products and services for each single unit of accounting have VSOE, other than perpetual licenses discussed below.

        We monitor compliance with VSOE by using a bell curve approach. Sales of subscription, hosting, maintenance and professional services are analyzed to determine whether 80% of the transactions are within a range of 15% of the median of the transactions for an appropriate group of customers.

        When VSOE exists for all undelivered elements of the contract, perpetual license fee revenue is generally recognized upon delivery of the software product to the customer, provided the other revenue recognition conditions are met. We have established VSOE for all undelivered elements of our perpetual license arrangements. Maintenance revenue consists of fees for providing unspecified software updates on a when and if available basis and technical support for software products. Hosting revenue relates to fees for hosting perpetual license software that the customer has purchased at our third-party data centers. Our perpetual license customers who purchase hosting have the right to take possession of the software at any time. Hosting and maintenance revenue is recognized ratably over the term of the agreement.

        Professional services revenue is accounted for separately from subscription and perpetual license revenue when VSOE exists and, for subscriptions, has stand-alone value to the customer. Professional services are generally provided on a time-and-materials basis. The services that are provided on a time-and-materials basis are recognized as services are provided. However, professional services that do not have stand-alone value to the customer are recognized ratably over the remaining subscription period. We present reimbursements received for out of pocket expenses within professional services revenue. Reimbursements received were approximately $0.5 million, $0.6 million and $0.7 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.2 million and $0.2 million for the three months ended April 30, 2012 and 2013, respectively.

Research and Development

  (q) Research and Development

        Research and development expenses consist primarily of personnel and related expenses for our research and development staff, including salaries, benefits, bonuses and stock-based compensation, certain software licenses and allocated overhead, including depreciation. Research and development costs are expensed as incurred. We develop software, which is sold as a subscription or licensed for a stated term or in perpetuity. Qualifying software development costs are required to be capitalized once technological feasibility of the software has been established. Costs incurred prior to establishing technological feasibility are expensed as incurred. Technological feasibility is established when we have completed all planning, designing, coding, and testing activities that are necessary to determine that a product can be produced to meet its design specifications, including functions, features, and technical performance requirements. Capitalization of costs ceases when the product is available for general use.

        To date, the period between achieving technological feasibility and the general availability of such software has been short. Consequently, software development costs qualifying for capitalization have been insignificant, and therefore, we have not capitalized any software development costs to date.

Leases

  (r) Leases

        We lease our facilities under operating leases. For leases that contain rent escalation or rent concession provisions, we record the total rent expense during the lease term on a straight-line basis over the term of the lease. We record the difference between the rent paid and the straight-line rent expense as a current liability in other current liabilities and the noncurrent portion in deferred rent expense in the accompanying consolidated balance sheets. Rent expense was $1.5 million, $0.4 million and $1.6 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.2 million and $0.5 million for the three months ended April 30, 2012 and 2013, respectively.

Advertising

  (s) Advertising

        Advertising costs are expensed as incurred and include search engine fees, banner ads, digital marketing and events. Advertising expense was $1.8 million, $1.4 million and $1.7 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.4 million and $0.5 million for the three months ended April 30, 2012 and 2013, respectively. Advertising costs are recorded in sales and marketing expense within the accompanying consolidated statements of operations.

Commissions

  (t) Commissions

        Commissions are recorded as a component of sales and marketing expense and consist of the variable compensation paid to our sales force. Sales commissions are earned and recorded at the time that a customer has entered into a binding purchase agreement. Commissions paid to sales personnel are recoverable only in the case that we cannot collect the invoiced amounts associated with a sales order. Commission expense was $4.7 million, $5.8 million and $7.9 million for fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $1.7 million and $2.0 million for the three months ended April 30, 2012 and 2013, respectively.

Share-Based Compensation

  (u) Share-Based Compensation

        Share-based compensation to employees and members of our Board of Directors is measured at the grant-date fair values of the respective options to purchase our common stock, and expensed on a straight-line basis over the period in which the holder is required to provide services, which is usually the vesting period. We determine the grant-date fair value of all stock options using the Black-Scholes option pricing model. An estimate of forfeitures is applied when calculating compensation expense. Restricted stock and restricted stock units are measured at intrinsic value at the date of grant and expensed on a straight-line basis over the period in which the holder is required to provide services, which is generally the vesting period.

Preferred Stock Warrant Liability

  (v) Preferred Stock Warrant Liability

        We account for warrants to purchase redeemable convertible preferred stock as a liability. The warrants are recorded at fair value, estimated using the Black-Scholes option pricing model and revalued at each balance sheet date. The change in the fair value of the warrants is recorded as a component of interest expense (note 7).

Foreign Currency Translation

  (w) Foreign Currency Translation

        The functional currency of our foreign subsidiaries is the local currency. We conduct business in the United Kingdom (UK) through a branch of RSDI and in Australia, Canada, Finland, the Netherlands and Singapore through subsidiaries of RSDI. The functional currency of the branch and subsidiaries are the British pound, the Australian dollar, the Euro, the Canadian dollar and Singaporean dollar. All assets and liabilities for the branch and subsidiaries denominated in a foreign currency are translated into U.S. dollars based on the exchange rate on the balance sheet date, and revenue and expenses are translated at the average exchange rates during the period. The effects of foreign exchange gains and losses arising from the translation of assets and liabilities of foreign subsidiaries are included as a component of other comprehensive income (loss).

        We maintain short-term intercompany payables denominated in each subsidiary's functional currency. Gains and losses associated with remeasurement of these payables into U.S. dollars are presented within loss on foreign currency transactions included in the consolidated statements of operations.

Fair Value Measurements

  (x) Fair Value Measurements

        In general, asset and liability fair values are determined using the following inputs:

    Level 1 inputs utilize quoted prices in active markets for identical assets that we have the ability to access at period-end.

    Level 2 inputs include quoted prices for similar assets in active markets and inputs other than quoted prices that are observable for the asset, either directly or indirectly.

    Level 3 inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period-end. Pricing inputs are unobservable for the terms and are based on our own assumptions about the assumptions that a market participant would use.

        We believe that the carrying amounts of our financial instruments, including cash equivalents, approximate their fair value due to the short-term maturities of these instruments. The carrying amount of cash equivalents, which consists of a bank money market account and certificates of deposits, was $1.3 million and $15.1 million as of January 31, 2012 and 2013, respectively and the carrying amount of cash equivalents, which consists of a money market mutual fund, a bank money market account and certificates of deposits was $101.7 million as of April 30, 2013, and approximates fair value based on quoted market prices, which are Level 1 inputs.

        In conjunction with entering into term loans and revolving lines of credit, as disclosed in note 6, we issued warrants to purchase shares of our redeemable, convertible preferred stock. At January 31, 2012 and 2013, the warrants are reported as liabilities at their estimated fair value as determined using the Black-Scholes pricing model (based on Level 3 inputs). Changes in fair value are reflected in the consolidated statements of operations as interest expense.

Concentration of Credit Risk and Significant Customers

  (y) Concentration of Credit Risk and Significant Customers

        Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. At January 31, 2013 we had $12.5 million in certificates of deposits at various financial institutions all of which are fully insured by the Federal Deposit Insurance Corporation. At April 30, 2013, we had $8.5 million in certificates of deposits at various financial institutions, all of which are fully insured by the Federal Deposit Insurance Corporation, and approximately $88.4 million held in a money market mutual fund that invests primarily in short-term United States Treasury securities. Primarily all of the remaining amount of cash and cash equivalents were held in demand deposits or money market funds at one financial institution that we believe to be creditworthy. We perform ongoing evaluations of our customers' financial condition and do not require any collateral to support receivables. At January 31, 2012 and 2013, no customer accounted for more than 10% of accounts receivable. During the fiscal years ended January 31, 2011, 2012 and 2013, no customer represented more than 10% of revenue. At April 30, 2013 one customer with a balance of approximately $1.2 million represented 10.3% of accounts receivable. During the three months ended April 30, 2012 and 2013, no customer represented more than 10% of revenue.

Recent Accounting Pronouncements

  (z) Recent Accounting Pronouncements

        Under the Jumpstart Our Business Startups Act (JOBS Act), we believe we meet the definition of an emerging growth company. We have irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

        In June 2011, the Financial Accounting Standards Board (FASB) issued an amendment to the accounting guidance for presentation of comprehensive income. The amended guidance provides companies with two options for presenting comprehensive income. Companies can present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In December 2011, the FASB further amended this guidance to defer the effective date for the reclassifications of items out of accumulated other comprehensive income. In response to stakeholder concerns regarding the operational ramifications of the presentation of these reclassifications for current and previous years, the FASB has deferred the implementation date of this provision to allow time for further consideration. The requirement for the presentation of a combined statement of comprehensive income or separate, but consecutive, statements of net income and other comprehensive income is still effective for fiscal years and interim periods beginning after December 15, 2011, and shall be applied retrospectively. We adopted the guidance effective February 1, 2012, and have presented a separate statement of comprehensive income for all periods presented. As the new guidance relates only to how comprehensive income is disclosed and does not change the items that must be reported as comprehensive income, the adoption of this standard did not have a material impact on our financial position or results of operations.

        In May 2011, the FASB amended the accounting guidance for fair value to develop common requirements between GAAP and International Financial Reporting Standards. The amendments clarify the FASB's intent about the application of existing fair value measurement and disclosure requirements and in some instances change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. Notable changes under the amended guidance include: (i) application of the highest and best use and valuation premise concepts solely for nonfinancial assets and liabilities; (ii) measuring the fair value of an instrument classified in a reporting entity's stockholders' equity; and (iii) disclosing quantitative information about unobservable inputs used in the fair value measurement within Level 3 of the fair value hierarchy. For public entities, the amendment is effective for interim and annual periods beginning after December 15, 2011. We adopted the guidance effective February 1, 2012. The adoption of this standard did not have a material impact on our financial position or results of operations.

        In February 2013, the Financial Accounting Standards Board (FASB) issued ASU No. 2013-02 - Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income to improve the reporting of reclassifications out of accumulated other comprehensive income. This update requires the effect of significant reclassifications out of accumulated other comprehensive income be shown on the respective line items in net income only if the amount reclassified is required to be reclassified to net income under GAAP. If the reclassification to net income is not required under GAAP, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This update was effective for fiscal periods beginning after December 15, 2012. The adoption of this update did not have a material impact on our condensed consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	3 Months Ended
Apr. 30, 2013
Summary of Significant Accounting Policies
Schedule of allowance for doubtful accounts activity and balances

Allowance for doubtful accounts activity and balances are presented below (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Balance at beginning of period	$65	$39	$42	$42	$48
Charges for bad debts	90	11	83	2	13
Write-offs and adjustments	(116)	(8)	(77)	(2)	(2)

Balance at end of period	$39	$42	$48	$42	$59

Schedule of estimated useful lives of property and equipment

Asset class	Useful life
Computer equipment	36 months
Office equipment	60 months
Office furniture	60 months
Computer software	36 months to 60 months
Leasehold improvements	The shorter of the estimated useful life or the term of the lease

Property and Equipment (Tables)	3 Months Ended
Apr. 30, 2013
Property and Equipment
Schedule of property and equipment

As of January 31, 2012 and 2013 and April 30, 2013, property and equipment consisted of the following (in thousands):

	January 31,
			April 30, 2013
	2012	2013
			(unaudited)
Computers, peripherals, and software	$4,760	$6,011	$9,964
Office furniture and equipment	923	1,332	1,423
Leasehold improvements	1,050	1,371	1,387

	6,733	8,714	12,774
Less accumulated depreciation and amortization	(3,489)	(4,558)	(5,192)

	$3,244	$4,156	$7,582

Accrued Liabilities (Tables)	3 Months Ended
Apr. 30, 2013
Accrued Liabilities
Schedule of accrued liabilities

Accrued liabilities as of January 31, 2012 and 2013 and April 30, 2013 consisted of the following (in thousands):

	January 31,
			April 30, 2013
	2012	2013
			(unaudited)
Accrued vacation and employee benefits	$762	$992	$1,519
Accrued bonuses	268	354	513
Accrued commissions and salary	913	1,716	1,309

	$1,943	$3,062	$3,341

Warrants (Tables)	3 Months Ended
Apr. 30, 2013
Warrants
Summary of information about preferred stock warrants outstanding

The following table summarizes information about preferred stock warrants outstanding at January 31, 2012 and 2013 and April 17, 2013 (close of IPO):

	Preferred Stock Warrants
	A-1	B	C
Number of warrants outstanding	32,750	40,141	64,755
Exercise price	$2.50	$2.82	$3.78
Expiration	July 2015	May 2014 - June 2018	October 2015 - June 2018

Preferred stock | Warrants
Warrants
Schedule of assumptions used to calculate fair value of the warrant liability

At January 31, 2012 and 2013 and April 17, 2013 the fair value of the warrant liability was calculated using the following underlying assumptions:

	January 31,
			April 17, 2013 (close of IPO) (unaudited)
	2012	2013
Risk-free interest rate	0.71%	0.88%	0.71%
Expected term	Remaining contractual term	Remaining contractual term	Remaining contractual term
Expected dividend yield	—	—	—
Expected volatility	50.3%	49.0%	49.0%

Schedule of activity for preferred stock warrants

The following table presents our activity for preferred stock warrants for the fiscal years ended January 31, 2011, 2012 and 2013 and for the three months ended April 30, 2013 (in thousands):

Warrant Liability
Balance at February 1, 2010	$436
Mark to estimated fair value through interest expense	155

Balance at January 31, 2011	591
Mark to estimated fair value through interest expense	334

Balance at January 31, 2012	925
Mark to estimated fair value through interest expense	679

Balance at January 31, 2013	1,604
Mark to estimated fair value through interest expense (unaudited)	462
Reclassification of preferred stock warrant liability into additional paid-in capital upon closing of IPO on April 17, 2013 (unaudited)	(2,066)

Balance at April 30, 2013 (unaudited)	$—

Redeemable Convertible Preferred Stock (Tables)	3 Months Ended
Apr. 30, 2013
Redeemable Convertible Preferred Stock
Schedule of activity for redeemable convertible preferred stock

The following tables present our activity for redeemable convertible preferred stock for the fiscal years ended January 31, 2011 and 2012 (in thousands except shares):

	Redeemable Convertible Preferred Stock
	Series A-1		Series B		Series C
	Shares	Amount	Shares	Amount	Shares	Amount
Balance, February 1, 2010	3,377,222	$8,387	2,841,914	$7,954	4,466,528	$16,787
Preferred stock cost accretion	—	25	—	14	—	19

Balance, January 31, 2011	3,377,222	8,412	2,841,914	7,968	4,466,528	16,806
Repurchase and cancellation of preferred stock	(8,670)	(21)	(5,328)	(15)	(116,050)	(439)
Issuance of Series E preferred stock, net of offering costs	—	—	—	—	—	—
Preferred stock cost accretion	—	4	—	4	—	6

Balance, January 31, 2012	3,368,552	$8,395	2,836,586	$7,957	4,350,478	$16,373

	Redeemable Convertible Preferred Stock
	Series D		Series E
	Shares	Amount	Shares	Amount	Total
Balance, February 1, 2010	2,247,934	$15,923	—	$—	$49,051
Preferred stock cost accretion	—	22	—	—	80

Balance, January 31, 2011	2,247,934	15,945	—	—	49,131
Repurchase and cancellation of preferred stock	(21,074)	(150)	—	—	(625)
Issuance of Series E preferred stock, net of offering costs	—	—	1,553,393	19,882	19,882
Preferred stock cost accretion	—	8	—	—	22

Balance, January 31, 2012	2,226,860	$15,803	1,553,393	$19,882	$68,410

Stock Awards (Tables)	3 Months Ended
Apr. 30, 2013
Stock Awards
Summary of stock option activity

The following table is a summary of stock option activity for the fiscal years ended January 31, 2012 and 2013:

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2011	1,145,038	$0.90
Granted	922,794	5.28
Exercised	(159,102)	0.78
Forfeited	(36,639)	2.60

Outstanding at January 31, 2012	1,872,091	3.05
Granted	185,400	9.23
Exercised	(417,267)	1.33
Forfeited	(42,870)	4.05

Outstanding at January 31, 2013	1,597,354	4.19

        The following table is a summary of stock option activity for the three months ended April 30, 2013 (unaudited):

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2013	1,597,354	$4.19
Granted	167,604	10.78
Exercised	(122,094)	2.15
Forfeited	(21,109)	4.61

Outstanding at April 30, 2013	1,621,755	5.42

Summary of information about stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable as of January 31, 2013:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares Exercisable	Weighted- Average Exercise Price
$0.55 - 0.65	100,332	3.16	$0.60	100,334	$0.60
0.78 - 0.98	352,599	5.85	0.83	346,976	0.83
1.65 - 2.23	178,643	7.68	2.00	103,823	1.95
5.48	660,462	8.50	5.48	258,148	5.48
5.93 - 6.23	167,289	8.86	5.98	53,553	5.95
8.83 - 10.45	88,390	9.39	9.38	7,562	9.13
10.78	49,639	9.79	10.78	275	10.78

	1,597,354			870,671

             The following table summarizes information about stock options outstanding and exercisable as of April 30, 2013 (unaudited):

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares Exercisable	Weighted- Average Exercise Price
$0.55 - 0.65	84,982	2.88	$0.60	84,982	$0.60
0.78 - 0.98	291,513	5.59	0.84	288,550	0.84
1.65 - 2.23	149,274	7.43	1.99	92,397	1.97
5.48	635,926	8.26	5.48	276,312	5.48
5.93 - 6.23	161,718	8.61	5.98	64,689	5.97
8.83 - 10.45	82,981	9.15	9.41	12,080	9.10
10.78	215,361	9.77	10.78	6,480	10.78

	1,621,755			825,490

Schedule of restricted shares issued

	Number of Options	Weighted-Average Exercise Price
Outstanding at February 1, 2011	46,692	$0.98
Vested	(31,128)	0.98

Outstanding at January 31, 2012	15,564	0.98
Vested	(15,564)	0.98

Outstanding at January 31, 2013	—	—

Schedule of weighted average assumptions used to compute the fair value of all options granted

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Risk-free interest rate	1.55% - 2.84%	1.08% - 2.70%	0.79% - 1.40%	1.35% - 1.40%	1.01% - 1.15%
Expected life	5.45 - 6.08 years	5.69 - 6.08 years	5.91 - 6.08 years	5.91 - 6.08 years	5.98 - 6.08 years
Expected dividend yield	—	—	—	—	—
Expected volatility	68.5% - 75.0%	58.3% - 59.2%	57.9% - 59.9%	57.9%	56.8%

Schedule of weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted

Three Months Ended April 30, 2013
(unaudited)
Expected volatility	45.6%
Expected term (in years)	0.67 - 1.17
Risk-free interest rate	0.09% - 0.11%
Dividend yield	—

Schedule of stock based compensation expense

During the fiscal years ended January 31, 2011, 2012 and 2013 and the three months ended April 30, 2012 and 2013, we recognized stock-based compensation within the following line items in the consolidated statements of operations (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Cost of product revenue	$6	$10	$16	$3	$66
Cost of professional services revenue	9	17	27	4	19
Sales and marketing	57	124	198	37	105
Research and development	56	93	193	27	224
General and administrative	65	324	523	118	170

	$193	$568	$957	$189	$584

Information by Geographic Areas (Tables)	3 Months Ended
Apr. 30, 2013
Information by Geographic Areas
Schedule of revenue by geographic region

The following tables present our revenue by geographic region for the fiscal years ended January 31, 2011, 2012 and 2013 and three months ended April 30, 2012 and 2013 (in thousands):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
United States	$25,657	$35,660	$49,233	$11,200	$13,833
International	4,053	5,665	7,613	1,778	2,216

	$29,710	$41,325	$56,846	$12,978	$16,049

Income Taxes (Tables)	3 Months Ended
Apr. 30, 2013
Income Taxes
Schedule of domestic and foreign components of net loss, and the provision for income taxes

The domestic and foreign components of net loss, and the provision for income taxes for the years ended January 31, 2011, 2012 and 2013 consists of the following (in thousands):

	Fiscal Year Ended January 31,
	2011	2012	2013
Net loss before income taxes:
Domestic	$(9,939)	$(11,615)	$(11,059)
Foreign	—	23	407

	$(9,939)	$(11,592)	$(10,652)

Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	128

	—	—	128

Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—

	—	—	—

Income tax provision (benefit)	$—	$—	$128

Schedule of difference in total provision for income tax that would result from applying the 35% federal statutory rate to the net loss before provision for income taxes and the reported provision for income taxes

	Fiscal Year Ended January 31,
	2011	2012	2013
Reconciliation of effective tax rate:
Federal taxes at statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	2.8	2.7	2.5
Permanent items	(3.4)	(4.7)	(8.4)
Valuation allowance	(40.1)	(39.7)	(40.6)
Research and experimentation credits	5.7	6.5	10.1
Foreign rate differential	(0.3)	(0.3)	0.3
Other	0.3	0.5	(0.1)

Effective income tax rate	—%	—%	(1.2)%

Schedule of components of the net deferred tax assets

Components of the net deferred tax assets as of January 31, 2012 and 2013 are as follows (in thousands):

	January 31,
	2012	2013
Deferred tax assets:
Research and experimentation carryforwards	$2,625	$3,704
Net operating loss carryforwards	21,443	24,312
Deferred compensation	292	397
Deferred revenue	246	356
Intangible assets	146	134
Deferred rent	349	374
Other	192	318

Gross deferred tax assets	25,293	29,595

Deferred tax liabilities:
Fixed assets	263	240
Other	—	—

Gross deferred tax liabilities	263	240

Net deferred tax assets before valuation allowance	25,030	29,355
Valuation allowance	(25,030)	(29,355)

Deferred tax assets (liabilities), net	$—	$—

Net Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended
Apr. 30, 2013
Net Loss Per Share Attributable to Common Stockholders
Schedule of common stock equivalents that were excluded from consideration in diluted net loss per share attributable to common stockholders because they had an antidilutive impact

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Options to purchase common stock	1,145,038	1,872,091	1,597,354	1,865,031	1,621,755
Warrants to purchase redeemable convertible preferred stock	137,646	137,646	137,646	137,646	—
Warrants to purchase common stock	26,000	48,400	48,400	48,400	137,646
Restricted common stock	46,692	15,564	9,600	7,782	9,600
Restricted stock units	—	—	—	—	119,998
Redeemable convertible preferred stock	12,933,618	14,335,869	14,335,869	14,335,869	—

	14,288,994	16,409,570	16,128,869	16,394,728	1,888,999

Schedule of basic and diluted net loss per share

Basic and diluted net loss per share is calculated as follows (in thousands, except per share data):

	Fiscal Year Ended January 31,			Three Months Ended April 30,
	2011	2012	2013	2012	2013
				(unaudited)
Numerator:
Net loss	$(9,939)	$(11,592)	$(10,780)	$(1,721)	$(5,790)
Accretion of redeemable convertible preferred stock	(81)	(22)	—	—	—
Preferred stock deemed dividend	—	(762)	—	—	—

Net loss attributable to common stockholders	$(10,020)	$(12,376)	$(10,780)	$(1,721)	$(5,790)

Denominator:
Weighted-average common shares outstanding, basic and diluted	1,444	1,869	2,101	1,991	5,904

Net loss per common share, basic and diluted	$(6.94)	$(6.62)	$(5.13)	$(0.86)	$(0.98)

Commitments and Contingencies (Tables)	3 Months Ended
Apr. 30, 2013
Commitments and Contingencies
Schedule of future minimum lease payments under operating leases

As of January 31, 2013, future minimum lease payments under operating leases, gross of lease incentives, were as follows (in thousands):

Operating leases
Fiscal year ended January 31:
2014	$1,924
2015	1,717
2016	1,695
2017	1,626
2018	1,505
Thereafter	5,994

Total minimum lease payments	$14,461

        As of April 30, 2013, future minimum lease payments under operating leases were as follows (in thousands, unaudited):

Fiscal year ended January 31:
2014 (remaining nine months)	$1,536
2015	1,922
2016	1,905
2017	1,662
2018	1,505
Thereafter	5,994

Total minimum lease payments	$14,524

Nature of Business and Operations (Details)	Apr. 30, 2013 item
Nature of Business and Operations
Number of subsidiaries	6

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	15 Months Ended			0 Months Ended		0 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013 item	Jan. 31, 2012	Jan. 31, 2011	Apr. 17, 2013 Common stock	Apr. 17, 2013 Common stock	Apr. 17, 2013 Common stock	Jan. 31, 2013 Common stock Other assets	Apr. 30, 2013 Common stock Accounts payable	Mar. 27, 2013 Redeemable convertible preferred stock	Aug. 31, 2011 Redeemable convertible preferred stock	Mar. 27, 2013 Redeemable convertible preferred stock Warrants
Initial Public Offering
Shares issued in initial public offering (in shares)						6,900,000
Shares sold pursuant to the underwriters' option to purchase additional shares						900,000
Offering price (in dollars per share)						$ 14	$ 14	$ 14				$ 12.23
Shares of common stock issued upon conversion of redeemable convertible preferred stock (in shares)						14,335,869
Proceeds from our IPO, net of underwriting discounts and commissions, but before offering expenses						$ 89,800,000
Offering expenses								2,900,000
Deferred offering costs	2,900,000		1,500,000						1,500,000
Offering expenses, and additional expenses incurred and reclassified as additional paid-in capital							1,400,000
Accrued Offering Costs										1,200,000
Reverse Stock Split
Reverse stock split, conversion ratio											0.4		0.4
Reverse stock split, exercise price adjustment ratio													0.4
Segments
Number of operating segment			1
Allowance for doubtful accounts activity and balances
Balance at beginning of period	48,000	42,000	42,000	39,000	65,000
Charges for bad debts	13,000	2,000	83,000	11,000	90,000
Write-offs and adjustments	(2,000)	(2,000)	(77,000)	(8,000)	(116,000)
Balance at end of period	$ 59,000	$ 42,000	$ 48,000	$ 42,000	$ 39,000

Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013 item	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Deferred Offering Costs
Costs related to initial public offering	$ 2.9		$ 1.5
Impairment of Long-Lived Assets
Impairment charges	0
Insurance and Self-Insurance Reserves
Insurance liabilities	0.1		0.2
Revenue Recognition
Number of sources of revenue	3
Percentage of transactions within 15% of median range for customer group, threshold	80.00%
Median of transaction for customer group, range as a percent	15.00%
Reimbursements received	0.2	0.2	0.7	0.6	0.5
Leases
Rent expense	0.5	0.2	1.6	0.4	1.5
Advertising
Advertising expense	0.5	0.4	1.7	1.4	1.8
Commissions
Commission expense	2	1.7	7.9	5.8	4.7
Fair Value Measurements
Carrying amount of cash equivalents	$ 101.7		$ 15.1	$ 1.3
Computer equipment
Property and equipment
Estimated useful lives	36 months
Office equipment
Property and equipment
Estimated useful lives	60 months
Office furniture
Property and equipment
Estimated useful lives	60 months
Computer software | Minimum
Property and equipment
Estimated useful lives	36 months
Computer software | Maximum
Property and equipment
Estimated useful lives	60 months

Summary of Significant Accounting Policies (Details 3) (USD $)	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2013 Cash and Cash Equivalents Credit Risk item	Jan. 31, 2013 Cash and Cash Equivalents Credit Risk	Apr. 30, 2013 Accounts receivable Significant Customers
Concentration of Credit Risk and Significant Customers
Certificates of deposits fully insured by the Federal Deposit Insurance Corporation				$ 8,500,000	$ 12,500,000
Security held in a money market mutual fund that invests primarily in short-term United States Treasury securities				88,400,000
Number of financial institutions where remaining cash and cash equivalents were held in demand deposits or bank money market account				1
Accounts receivable	$ 11,743,000	$ 16,318,000	$ 11,904,000			$ 1,200,000
Percentage of accounts receivable						10.30%

Acquisitions and Goodwill (Details) (USD $)	3 Months Ended	0 Months Ended				0 Months Ended				0 Months Ended
	Apr. 30, 2013 item	Mar. 31, 2010 Enkari, Ltd.	Mar. 31, 2010 Enkari, Ltd. Developed software and technology	Mar. 31, 2010 Enkari, Ltd. Customer relationships	Jul. 18, 2012 Agile Advantage, Inc.	Jul. 18, 2012 Agile Advantage, Inc. Developed software and technology	Feb. 05, 2013 Flowdock Oy	Apr. 30, 2013 Flowdock Oy	Jan. 31, 2013 Flowdock Oy	Feb. 05, 2013 Flowdock Oy Developed software and technology	Feb. 05, 2013 Flowdock Oy Trademark and domain names
Acquisitions
Total Consideration		$ 350,000			$ 420,000		$ 4,400,000
Cash paid		300,000			420,000		3,000,000
Number of shares of common stock issued		30,000					119,993
Value of common stock issued		50,000
Net liabilities assumed		15,000					100,000
Shares price (in dollars per share)							$ 10.78
Cash hold back							100,000
Number of shares of common stock held back							23,998
Hold back period							1 year
Transaction costs							500,000	200,000	300,000
Identifiable intangible assets acquired and the liabilities assumed
Intangible assets acquired		365,000	300,000	65,000		420,000
Identifiable intangible assets acquired							4,400,000			1,900,000	200,000
Goodwill							$ 2,300,000
Estimated useful life of the acquired intangible assets			36 months	14 months		36 months				5 years	15 years
Number of reporting unit	1

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Property and equipment
Property and equipment, gross	$ 12,774		$ 8,714	$ 6,733
Less accumulated depreciation and amortization	(5,192)		(4,558)	(3,489)
Property and equipment, net	7,582		4,156	3,244
Depreciation and amortization expense	638	441	1,893	1,863	1,106
Computers, peripherals, and software
Property and equipment
Property and equipment, gross	9,964		6,011	4,760
Office furniture and equipment
Property and equipment
Property and equipment, gross	1,423		1,332	923
Leasehold improvements
Property and equipment
Property and equipment, gross	$ 1,387		$ 1,371	$ 1,050

Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012
Accrued Liabilities
Accrued vacation and employee benefits	$ 1,519	$ 992	$ 762
Accrued bonuses	513	354	268
Accrued commissions and salary	1,309	1,716	913
Accrued liabilities	$ 3,341	$ 3,062	$ 1,943

Note Payable and Revolving Line of Credit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2013	Feb. 29, 2012	Dec. 31, 2010
Loan and security agreement (LSA)
Note payable and revolving line of credit
Maximum availability			$ 12	$ 10
Description of variable interest rate	prime rate
Interest rate margin (as a percent)	3.00%
Interest rate floor (as a percent)	5.25%
Current availability	12	8.2
Period of accounts receivable used to calculate adjusted quick ratio	90 days
Minimum adjusted quick ratio required	1.1
Corporate credit card line and letters of credit
Note payable and revolving line of credit
Maximum availability			3	0.2
Letter of credit
Note payable and revolving line of credit
Letter of credit outstanding	2.5	2.5
Revolving line of credit
Note payable and revolving line of credit
Amount available under letter of credit facility	9.5	5.7
Revolving line of credit, amount outstanding	$ 0	$ 0

Warrants (Details) (USD $)	3 Months Ended		0 Months Ended	12 Months Ended											0 Months Ended		0 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2012	Apr. 17, 2013 Warrants	Jan. 31, 2013 Warrants	Jan. 31, 2012 Warrants	Apr. 17, 2013 A-1	Jan. 31, 2013 A-1	Jan. 31, 2012 A-1	Apr. 17, 2013 B	Jan. 31, 2013 B	Jan. 31, 2012 B	Apr. 17, 2013 C	Jan. 31, 2013 C	Jan. 31, 2012 C	Apr. 17, 2013 Common stock warrants, one	Apr. 16, 2013 Common stock warrants, one	Apr. 17, 2013 Common stock warrants, two	May 20, 2011 Common stock warrants, two	Apr. 16, 2013 Common stock warrants, two	Apr. 30, 2013 Preferred stock Warrants	Jan. 31, 2013 Preferred stock Warrants	Jan. 31, 2012 Preferred stock Warrants	Jan. 31, 2011 Preferred stock Warrants	Apr. 17, 2013 Preferred stock Warrants	Apr. 16, 2013 Common stock Warrants
Warrants
Number of warrants outstanding						32,750	32,750	32,750	40,141	40,141	40,141	64,755	64,755	64,755		26,000			22,400						2
Exercise price (in dollars per share)						$ 2.5	$ 2.5	$ 2.5	$ 2.82	$ 2.82	$ 2.82	$ 3.78	$ 3.78	$ 3.78		$ 0.65			$ 0.0025
Assumptions used to calculate fair value of the warrant liability
Risk-free interest rate (as a percent)			0.71%	0.88%	0.71%
Expected volatility (as a percent)			49.00%	49.00%	50.30%
Fair value of the warrants, which was reclassified as a component of additional paid-in capital																		$ 100,000						$ 2,100,000
Number of warrants exercised															24,793		22,396			0
Activity for preferred stock warrants
Balance at the beginning of the period	1,604,000	925,000																		1,604,000	925,000	591,000	436,000
Mark to estimated fair value through interest expense																				462,000	679,000	334,000	155,000
Reclassification of preferred stock warrant liability into additional paid-in capital upon closing of IPO	(2,066,000)																			(2,066,000)
Balance at the end of the period		$ 925,000																			$ 1,604,000	$ 925,000	$ 591,000
Number of common stock into which the warrant can be converted																		22,400
Fair value of warrant issued (in dollars per share)																		$ 5.48

Redeemable Convertible Preferred Stock (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended	15 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Jan. 31, 2013 item	Jan. 31, 2012	Apr. 30, 2013	May 31, 2011	Apr. 17, 2013 Common Stock	Jan. 31, 2013 Common Stock item	Apr. 17, 2013 Common Stock	Aug. 31, 2011 Preferred stock	Aug. 31, 2011 Preferred stock	Jan. 31, 2013 Preferred stock item	Jan. 31, 2012 Preferred stock	Jan. 31, 2011 Preferred stock	May 31, 2011 Preferred stock	Jan. 31, 2013 Preferred stock Minimum	Aug. 31, 2011 Series A-1 redeemable convertible preferred stock	Jan. 31, 2012 Series A-1 redeemable convertible preferred stock	Jan. 31, 2011 Series A-1 redeemable convertible preferred stock	Apr. 30, 2013 Series A-1 redeemable convertible preferred stock	Jan. 31, 2013 Series A-1 redeemable convertible preferred stock	Aug. 31, 2011 Series B redeemable convertible preferred stock	Jan. 31, 2012 Series B redeemable convertible preferred stock	Jan. 31, 2011 Series B redeemable convertible preferred stock	Apr. 30, 2013 Series B redeemable convertible preferred stock	Jan. 31, 2013 Series B redeemable convertible preferred stock	Aug. 31, 2011 Series C redeemable convertible preferred stock	Jan. 31, 2012 Series C redeemable convertible preferred stock	Jan. 31, 2011 Series C redeemable convertible preferred stock	Apr. 30, 2013 Series C redeemable convertible preferred stock	Jan. 31, 2013 Series C redeemable convertible preferred stock	Aug. 31, 2011 Series D redeemable convertible preferred stock	Jan. 31, 2012 Series D redeemable convertible preferred stock	Jan. 31, 2011 Series D redeemable convertible preferred stock	Apr. 30, 2013 Series D redeemable convertible preferred stock	Jan. 31, 2013 Series D redeemable convertible preferred stock	Jan. 31, 2013 Series D redeemable convertible preferred stock Minimum	May 31, 2011 Series E redeemable convertible preferred stock	May 31, 2011 Series E redeemable convertible preferred stock	Jan. 31, 2012 Series E redeemable convertible preferred stock	Apr. 30, 2013 Series E redeemable convertible preferred stock	Jan. 31, 2013 Series E redeemable convertible preferred stock	Jan. 31, 2013 Series E redeemable convertible preferred stock Minimum
Redeemable convertible preferred stock
Common stock, authorized shares	50,000,000	50,000,000	200,000,000	20,000,000
Preferred stock, authorized shares													14,671,269			3,409,977		0	3,409,977		2,882,062		0	2,882,062		4,531,291		0	4,531,291		2,247,941		0	2,247,941				1,600,000	0	1,600,000
Issue price (in dollars per share)					$ 14		$ 14												$ 2.5					$ 2.82					$ 3.77					$ 7.12		$ 12.88	$ 12.88			$ 12.88
Gross proceeds on issuance of preferred stock																																					$ 20,000,000
Offering costs							2,900,000																														100,000
Repurchase price (in dollars per share)					$ 14		$ 14	$ 12.23	$ 12.23
Total repurchase price									1,800,000
Compensation expense									500,000
Fair value of the repurchased preferred shares								1,400,000
Carrying value of repurchased preferred shares	68,410,000	68,410,000						600,000	600,000		68,410,000	49,131,000				8,395,000	8,412,000		8,395,000		7,957,000	7,968,000		7,957,000		16,373,000	16,806,000		16,373,000		15,803,000	15,945,000		15,803,000				19,882,000		19,882,000
Deemed preferred stock dividend reducing additional paid-in capital		762,000							800,000
Shares
Balance at the beginning of the period (in shares)																3,377,222	3,377,222	0	3,368,552		2,841,914	2,841,914	0	2,836,586		4,466,528	4,466,528	0	4,350,478		2,247,934	2,247,934	0	2,226,860					0	1,553,393
Repurchase and cancellation of preferred stock (in shares)									(151,122)						(8,670)	(8,670)				(5,328)	(5,328)				(116,050)	(116,050)				(21,074)	(21,074)
Issuance of Series E preferred stock, net of offering costs					6,900,000																															1,553,393		1,553,393
Balance at the end of the period (in shares)																3,368,552	3,377,222	0	3,368,552		2,836,586	2,841,914	0	2,836,586		4,350,478	4,466,528	0	4,350,478		2,226,860	2,247,934	0	2,226,860				1,553,393	0	1,553,393
Amount
Balance at the beginning of the period	68,410,000									68,410,000	49,131,000	49,051,000				8,412,000	8,387,000		8,395,000		7,968,000	7,954,000		7,957,000		16,806,000	16,787,000		16,373,000		15,945,000	15,923,000		15,803,000						19,882,000
Preferred stock cost accretion											22,000	80,000				4,000	25,000				4,000	14,000				6,000	19,000				8,000	22,000
Repurchase and cancellation of preferred stock											(625,000)					(21,000)					(15,000)					(439,000)					(150,000)
Issuance of Series E preferred stock, net of offering costs											19,882,000																											19,882,000
Balance at the end of the period	68,410,000	68,410,000						600,000	600,000		68,410,000	49,131,000				8,395,000	8,412,000		8,395,000		7,957,000	7,968,000		7,957,000		16,373,000	16,806,000		16,373,000		15,803,000	15,945,000		15,803,000				19,882,000		19,882,000
Change in preferred stock										0
Shares of common stock into which outstanding shares of redeemable convertible preferred are converted					14,335,869
Conversion
Approval of holders of minimum percentage of outstanding shares required for conversion										55.00%
Conversion proceeds upon closing of a firmly underwritten public offering														40,000,000
Conversion price upon closing of a firmly underwritten public offering (in dollars per share)														$ 16.48
Conversion Rate																			1					1					1					1						1
Voting Rights
Number of shares outstanding to effect and validate voting rights														100,000																					100,000						100,000
Approval of holders of minimum percentage of outstanding shares required to effect and validate voting rights														55.00%																					55.00%						60.00%
Amount of indebtedness to effect and validate voting rights														$ 500,000
Number of members in Board of Directors that can be elected and removed under voting rights by stock holders						1				4
Number of members in the Board of Directors	7
Dividends
Dividends rate (as a percent)										8.00%

Stock Awards (Details)	3 Months Ended		12 Months Ended			3 Months Ended		3 Months Ended	0 Months Ended			3 Months Ended
	Apr. 30, 2013 Stock Options	Apr. 30, 2012 Stock Options	Jan. 31, 2013 Stock Options	Jan. 31, 2012 Stock Options	Jan. 31, 2011 Stock Options	Apr. 30, 2013 2002 Plan	Jan. 31, 2013 2002 Plan	Apr. 30, 2013 2002 Plan Minimum	Mar. 02, 2013 2002 Plan Stock Options	Feb. 05, 2013 2002 Plan Stock Options	Apr. 30, 2013 2002 Plan Stock Options	Apr. 30, 2013 2013 Plan	Apr. 30, 2013 2013 ESPP
Stock awards
Number of shares authorized							3,395,890				3,727,891
Number of shares available for grant							80,638				146,170	2,346,695	469,339
Increased in number authorized of shares of common stock for grant									152,000	180,000
Number of shares issued upon the exercise of options and the issuance of restricted stock awards						1,839,968
Number of shares subject to outstanding options	1,621,755		1,597,354	1,872,091	1,145,038						1,621,755
Number of shares subject to outstanding restricted stock unit awards											119,998
Maximum exercise price as a percentage of fair value of common stock on the date of grant								100.00%					85.00%
Percentage of increase in shares reserved for issuance on February 1 of each fiscal year, starting on February 1, 2014												5.00%	2.00%
Stock awards granted												0
Granted (in shares)	167,604	34,260	185,400	922,794
Increase in shares reserved for issuance on February 1 of each fiscal year, starting on February 1, 2014 (in shares)													1,408,017

Stock Awards (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2013 Stock Options	Apr. 30, 2012 Stock Options	Jan. 31, 2013 Stock Options	Jan. 31, 2012 Stock Options	Apr. 30, 2013 Stock Options Maximum	Apr. 30, 2013 Stock Options First year anniversary	Jan. 31, 2012 2002 Plan Stock Options	Jan. 31, 2009 2002 Plan Stock Options	Apr. 30, 2013 2002 Plan Stock Options	Apr. 30, 2013 2002 Plan Restricted stock	Jan. 31, 2013 2002 Plan Restricted stock	Jan. 31, 2012 2002 Plan Restricted stock
Stock awards
Vesting period	4 years
Vesting percentage on the first year anniversary						25.00%
Term of the award					10 years
Weighted-average fair value on the date of grant (in dollars per share)	$ 5.69	$ 3.38	$ 4.98	$ 2.88
Intrinsic value of stock options exercised	$ 1.1	$ 0.2	$ 3.7	$ 0.6
Outstanding restricted shares associated with the early exercise provision									119,998	0	0	15,564
Number of Options
Outstanding at the beginning of the period (in shares)	1,597,354	1,872,091	1,872,091	1,145,038					1,621,755
Granted (in shares)	167,604	34,260	185,400	922,794
Exercised (in shares)	(122,094)		(417,267)	(159,102)			(54,474)	(85,786)
Forfeited (in shares)	(21,109)		(42,870)	(36,639)
Outstanding at the end of the period (in shares)	1,621,755		1,597,354	1,872,091					1,621,755
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 4.19	$ 3.05	$ 3.05	$ 0.9
Granted (in dollars per share)	$ 10.78	$ 6.23	$ 9.23	$ 5.28
Exercised (in dollars per share)	$ 2.15		$ 1.33	$ 0.78
Forfeited (in dollars per share)	$ 4.61		$ 4.05	$ 2.6
Outstanding at the end of the period (in dollars per share)	$ 5.42		$ 4.19	$ 3.05

Stock Awards (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012
Options Outstanding
Number of Shares Outstanding (in shares)	1,621,755	1,597,354
Weighted-Average Remaining Contractual Life	7 years 8 months 12 days	7 years 7 months 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 5.03	$ 4.19
Options Exercisable
Number of Shares Exercisable (in shares)	825,490	870,671
Weighted-Average Exercise Price (in dollars per share)	$ 3.1	$ 2.7
Additional disclosure
Aggregate intrinsic value of options outstanding	$ 21.2	$ 10.5	$ 5.4
Aggregate intrinsic value of options exercisable	$ 12.4	$ 7	$ 3.9
$0.55 - 0.65
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 0.55	$ 0.55
Exercise price, high end of range (in dollars per share)	$ 0.65	$ 0.65
Options Outstanding
Number of Shares Outstanding (in shares)	84,982	100,332
Weighted-Average Remaining Contractual Life	2 years 10 months 17 days	3 years 1 month 28 days
Weighted-Average Exercise Price (in dollars per share)	$ 0.6	$ 0.6
Options Exercisable
Number of Shares Exercisable (in shares)	84,982	100,334
Weighted-Average Exercise Price (in dollars per share)	$ 0.6	$ 0.6
0.78 - 0.98
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 0.78	$ 0.78
Exercise price, high end of range (in dollars per share)	$ 0.98	$ 0.98
Options Outstanding
Number of Shares Outstanding (in shares)	291,513	352,599
Weighted-Average Remaining Contractual Life	5 years 7 months 2 days	5 years 10 months 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 0.84	$ 0.83
Options Exercisable
Number of Shares Exercisable (in shares)	288,550	346,976
Weighted-Average Exercise Price (in dollars per share)	$ 0.84	$ 0.83
1.65 - 2.23
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 1.65	$ 1.65
Exercise price, high end of range (in dollars per share)	$ 2.23	$ 2.23
Options Outstanding
Number of Shares Outstanding (in shares)	149,274	178,643
Weighted-Average Remaining Contractual Life	7 years 5 months 5 days	7 years 8 months 5 days
Weighted-Average Exercise Price (in dollars per share)	$ 1.99	$ 2
Options Exercisable
Number of Shares Exercisable (in shares)	92,397	103,823
Weighted-Average Exercise Price (in dollars per share)	$ 1.97	$ 1.95
5.48
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 5.48	$ 5.48
Exercise price, high end of range (in dollars per share)	$ 5.48	$ 5.48
Options Outstanding
Number of Shares Outstanding (in shares)	635,926	660,462
Weighted-Average Remaining Contractual Life	8 years 3 months 4 days	8 years 6 months
Weighted-Average Exercise Price (in dollars per share)	$ 5.48	$ 5.48
Options Exercisable
Number of Shares Exercisable (in shares)	276,312	258,148
Weighted-Average Exercise Price (in dollars per share)	$ 5.48	$ 5.48
5.93 - 6.23
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 5.93	$ 5.93
Exercise price, high end of range (in dollars per share)	$ 6.23	$ 6.23
Options Outstanding
Number of Shares Outstanding (in shares)	161,718	167,289
Weighted-Average Remaining Contractual Life	8 years 7 months 10 days	8 years 10 months 10 days
Weighted-Average Exercise Price (in dollars per share)	$ 5.98	$ 5.98
Options Exercisable
Number of Shares Exercisable (in shares)	64,689	53,553
Weighted-Average Exercise Price (in dollars per share)	$ 5.97	$ 5.95
8.83 - 10.45
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 8.83	$ 8.83
Exercise price, high end of range (in dollars per share)	$ 10.45	$ 10.45
Options Outstanding
Number of Shares Outstanding (in shares)	82,981	88,390
Weighted-Average Remaining Contractual Life	9 years 1 month 24 days	8 years 4 months 20 days
Weighted-Average Exercise Price (in dollars per share)	$ 9.41	$ 9.38
Options Exercisable
Number of Shares Exercisable (in shares)	12,080	7,562
Weighted-Average Exercise Price (in dollars per share)	$ 9.1	$ 9.13
10.78
Summary of information about stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 10.78	$ 10.78
Exercise price, high end of range (in dollars per share)	$ 10.78	$ 10.78
Options Outstanding
Number of Shares Outstanding (in shares)	215,361	49,639
Weighted-Average Remaining Contractual Life	9 years 9 months 7 days	8 years 9 months 14 days
Weighted-Average Exercise Price (in dollars per share)	$ 10.78	$ 10.78
Options Exercisable
Number of Shares Exercisable (in shares)	6,480	275
Weighted-Average Exercise Price (in dollars per share)	$ 10.78	$ 10.78

Stock Awards (Details 4) (2002 Plan, Restricted shares, USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
2002 Plan | Restricted shares
Number of Options
Outstanding at the beginning of the period (in shares)	15,564	46,692
Vested (in shares)	(15,564)	(31,128)
Outstanding at the beginning of the period (in shares)		15,564
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 0.98	$ 0.98
Vested (in dollars per share)	$ 0.98	$ 0.98
Outstanding at the end of the period (in dollars per share)		$ 0.98

Stock Awards (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Weighted-average assumptions used to compute the fair value of all options granted
Income tax benefit recognized relating to stock-based compensation expense	$ 0
Tax benefits realized from exercised stock options	0
Stock Options
Weighted-average assumptions used to compute the fair value of all options granted
Risk-free interest rate, minimum (as a percent)	1.01%	1.35%	0.79%	1.08%	1.55%
Risk-free interest rate, maximum (as a percent)	1.15%	1.40%	1.40%	2.70%	2.84%
Expected volatility, minimum (as a percent)			57.90%	58.30%	68.50%
Expected volatility, maximum (as a percent)			59.90%	59.20%	75.00%
Expected volatility (as a percent)	56.80%	57.90%
Unrecognized compensation costs related to unvested stock options	$ 2.3		$ 1.8
Weighted-average period over which unrecognized compensation costs are expected to be recognized	2 years 9 months 22 days		2 years 7 months 17 days
Stock Options | Minimum
Weighted-average assumptions used to compute the fair value of all options granted
Expected life	5 years 11 months 23 days	5 years 10 months 28 days	5 years 10 months 28 days	5 years 8 months 8 days	5 years 5 months 12 days
Stock Options | Maximum
Weighted-average assumptions used to compute the fair value of all options granted
Expected life	6 years 29 days	6 years 29 days	6 years 29 days	6 years 29 days	6 years 29 days

Stock Awards (Details 6) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			0 Months Ended				3 Months Ended
	Feb. 05, 2013 Flowdock Oy	Feb. 05, 2013 2002 Plan Restricted Stock Units	Apr. 30, 2013 2002 Plan Restricted Stock Units	Feb. 05, 2013 2002 Plan Restricted Stock Units Flowdock Oy	Feb. 05, 2013 2002 Plan Restricted Stock Units April 2014	Feb. 05, 2013 2002 Plan Restricted Stock Units February 2015	Jul. 31, 2012 2002 Plan Restricted stock Agile Advantage, Inc	Apr. 30, 2013 2013 ESPP
Restricted Stock Units and Employee Stock Purchase Plan
Granted (in shares)		119,998
Vesting percentage					50.00%	50.00%
RSUs represent additional indemnification in connection with the purchase of Flowdock Oy				50,000
Grant date fair value of the units granted (in dollars per share)		$ 10.78
Aggregate grant date fair value		$ 1.3
Exercise price as a percentage of the fair value of common stock on the date of grant								85.00%
Shares issued								0
Accumulated employee withholdings								0
Shares of restricted stock issued	119,993						9,600
Fair value of shares of restricted stock issued			$ 1.1				$ 0.1
Period over which fair value of shares of restricted stock issued will be recorded as compensation expense							12 months

Stock Awards (Details 7) (2013 ESPP)	3 Months Ended
Apr. 30, 2013
Weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted
Expected volatility (as a percent)	45.60%
Minimum
Weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted
Expected term	8 months 1 day
Risk-free interest rate (as a percent)	0.09%
Maximum
Weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted
Expected term	1 year 2 months 1 day
Risk-free interest rate (as a percent)	0.11%

Stock Awards (Details 8) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Stock-based compensation
Stock-based compensation recognized	$ 584	$ 189	$ 957	$ 568	$ 193
Cost of product revenue
Stock-based compensation
Stock-based compensation recognized	66	3	16	10	6
Cost of professional services revenue
Stock-based compensation
Stock-based compensation recognized	19	4	27	17	9
Sales and marketing
Stock-based compensation
Stock-based compensation recognized	105	37	198	124	57
Research and development
Stock-based compensation
Stock-based compensation recognized	224	27	193	93	56
General and administrative
Stock-based compensation
Stock-based compensation recognized	$ 170	$ 118	$ 523	$ 324	$ 65

Information by Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Information by Geographic Areas
United States	$ 13,833	$ 11,200	$ 49,233	$ 35,660	$ 25,657
International	2,216	1,778	7,613	5,665	4,053
Total revenue	$ 16,049	$ 12,978	$ 56,846	$ 41,325	$ 29,710
Total revenue | Geographic Concentration | Individual country other than U.S. | Maximum
Geographic concentration risk
Percentage of total revenue	6.00%	6.00%	6.00%	6.00%	6.00%

Income Taxes (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net loss before income taxes:
Domestic		$ (11,059,000)	$ (11,615,000)	$ (9,939,000)
Foreign		407,000	23,000
Net loss before income taxes		(10,652,000)	(11,592,000)	(9,939,000)
Current:
Foreign		128,000
Current		128,000
Income tax provision (benefit)	46,000	128,000
Reconciliation of effective tax rate:
Federal taxes at statutory rate (as a percent)		35.00%	35.00%	35.00%
State taxes, net of federal benefit (as a percent)		2.50%	2.70%	2.80%
Permanent items (as a percent)		(8.40%)	(4.70%)	(3.40%)
Valuation allowance (as a percent)		(40.60%)	(39.70%)	(40.10%)
Research and experimentation credits (as a percent)		10.10%	6.50%	5.70%
Foreign rate differential (as a percent)		0.30%	(0.30%)	(0.30%)
Other (as a percent)		(0.10%)	0.50%	0.30%
Effective income tax rate (as a percent)		(1.20%)
Deferred tax assets:
Research and experimentation carryforwards		3,704,000	2,625,000
Net operating loss carryforwards		24,312,000	21,443,000
Deferred compensation		397,000	292,000
Deferred revenue		356,000	246,000
Intangible assets		134,000	146,000
Deferred rent		374,000	349,000
Other		318,000	192,000
Gross deferred tax assets		29,595,000	25,293,000
Deferred tax liabilities:
Fixed assets		240,000	263,000
Gross deferred tax liabilities		240,000	263,000
Net deferred tax assets before valuation allowance		29,355,000	25,030,000
Valuation allowance		(29,355,000)	(25,030,000)
Increase in the amount of valuation allowance due to an increase in deferred tax assets		$ 4,300,000	$ 4,600,000

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013
Federal
Net operating loss carryforwards
Amount of net operating loss carryforwards	$ 65
State
Net operating loss carryforwards
Amount of net operating loss carryforwards	$ 44.7

Income Taxes (Details 3) (Federal research and experimentation tax credit carryforwards, Federal, USD $) In Millions, unless otherwise specified	Jan. 31, 2013
Federal research and experimentation tax credit carryforwards | Federal
Federal research and experimentation tax credit carryforwards
Amount of federal research and experimentation tax credit carryforwards	$ 3.7

Net Loss Per Share Attributable to Common Stockholders (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	1,888,999	16,394,728	16,128,869	16,409,570	14,288,994
Numerator:
Net loss	$ (5,790)	$ (1,721)	$ (10,780)	$ (11,592)	$ (9,939)
Accretion of redeemable convertible preferred stock				(22)	(81)
Preferred stock deemed dividend				(762)
Net loss attributable to common stockholders	$ (5,790)	$ (1,721)	$ (10,780)	$ (12,376)	$ (10,020)
Denominator:
Weighted-average shares of common stock outstanding, basic and diluted	5,904,000	1,991,000	2,101,000	1,869,000	1,444,000
Net loss per common share, basic and diluted (in dollars per share)	$ (0.98)	$ (0.86)	$ (5.13)	$ (6.62)	$ (6.94)
Redeemable convertible preferred stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)		14,335,869	14,335,869	14,335,869	12,933,618
Options to purchase | Common stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	1,621,755	1,865,031	1,597,354	1,872,091	1,145,038
Warrants to purchase | Common stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	137,646	48,400	48,400	48,400	26,000
Warrants to purchase | Redeemable convertible preferred stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)		137,646	137,646	137,646	137,646
Restricted common stock
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	9,600	7,782	9,600	15,564	46,692
Restricted Stock Units
Common stock equivalents excluded from consideration in diluted net loss per share
Common stock equivalents excluded from consideration in diluted net loss per share (in shares)	119,998

Employee Benefit Plan (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Employee Benefit Plan
Minimum age to be attained in order to participate in the 401(k) Plan	21 years
Maximum employee contribution as a percentage of eligible compensation	90.00%
Amount of employee contribution or matching provisions	$ 0
Percentage of matching contribution	0.00%

Commitments and Contingencies (Details) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended
	Apr. 30, 2012	Jan. 31, 2013	Apr. 30, 2013	Apr. 30, 2012 Boulder, Colorado	Feb. 29, 2012 Boulder, Colorado	Jan. 31, 2013 Boulder, Colorado	Jan. 01, 2011 Boulder, Colorado	Mar. 31, 2012 Raleigh, North Carolina	May 31, 2012 Denver, Colorado	Oct. 31, 2012 Seattle, Washington
Operating leases
Tenant improvement allowance				$ 600,000			$ 1,600,000
Tenant improvement allowance received		(1,000,000)				1,000,000
Remaining amount of deferred rent expense derecognized	839,000	839,000		800,000
Lease term					10 years			64 months	39 months	53 months
Lease commitment		14,461,000	14,524,000		13,600,000			800,000	300,000	500,000
Cash received from the landlord in conjunction with entering into the new lease					800,000
Security deposit in the form of a letter of credit					$ 2,500,000

Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2013 item	Apr. 30, 2012	Jan. 31, 2013 item	Jan. 31, 2012 item	Jan. 31, 2011
Operating leases
Rent expense	$ 500,000	$ 200,000	$ 1,600,000	$ 400,000	$ 1,500,000
Future minimum lease payments under operating leases
2014 (remaining nine months)	1,536,000
2014			1,924,000
2015	1,922,000		1,717,000
2016	1,905,000		1,695,000
2017	1,662,000		1,626,000
2018	1,505,000		1,505,000
Thereafter	5,994,000		5,994,000
Total minimum lease payments	14,524,000		14,461,000
Legal
Number of pending or threatened legal actions or proceedings	0		0	0
Insurance and Self-insurance reserves
Insurance liabilities	$ 100,000		$ 200,000

Subsequent Events (Details) (USD $)	Apr. 30, 2013	Jan. 31, 2013	Feb. 29, 2012 Boulder, Colorado	Apr. 30, 2013 Stock Options	Apr. 30, 2012 Stock Options	Jan. 31, 2013 Stock Options	Jan. 31, 2012 Stock Options	Mar. 27, 2013 Redeemable convertible preferred stock	Mar. 27, 2013 Redeemable convertible preferred stock Warrants	Apr. 16, 2013 Common stock Warrants	Apr. 02, 2013 Subsequent Event	Apr. 30, 2013 Subsequent Event	Jul. 18, 2013 Subsequent Event	Jul. 10, 2013 Subsequent Event	Jun. 11, 2013 Subsequent Event	May 23, 2013 Subsequent Event	Jun. 10, 2013 Subsequent Event Boulder, Colorado sqft	Jun. 28, 2013 Subsequent Event 2013 Plan Stock Options	Jun. 10, 2013 Subsequent Event 2013 Plan Stock Options	Jun. 28, 2013 Subsequent Event 2013 Plan Restricted Stock Units	Jun. 10, 2013 Subsequent Event 2013 Plan Restricted Stock Units	Mar. 27, 2013 Subsequent Event Redeemable convertible preferred stock	Mar. 27, 2013 Subsequent Event Redeemable convertible preferred stock Warrants	Mar. 27, 2013 Subsequent Event Common stock	Mar. 27, 2013 Subsequent Event Common stock Stock Options	Mar. 27, 2013 Subsequent Event Common stock Warrants
Subsequent Event
Reverse stock split, conversion ratio								0.4	0.4													0.4	0.4	0.4	0.4	0.4
Reverse stock split, exercise price adjustment ratio									0.4														0.4		0.4	0.4
Threshold amount of aggregate gross proceeds from firmly underwritten public offering occurring immediately upon the closing on or prior to June 30, 2013 to define as qualified public offering											$ 40,000,000
Threshold per share price of firmly underwritten public offering occurring immediately upon the closing on or after July 1, 2013 to define as qualified public offering											$ 16.48
Threshold amount of aggregate gross proceeds from firmly underwritten public offering occurring immediately upon the closing on or after July 1, 2013 to define as qualified public offering											40,000,000
Number of common stock upon exercises of warrant													57,155	11,030	10,814	28,436
Common stock warrant										2			65,141	13,014	13,013	32,750
Common stock warrant, exercise price per share													$ 3.18	$ 3.78	$ 3.78	$ 2.5
Stock options granted to employees (in shares)				167,604	34,260	185,400	922,794											129,350	112,350
Exercise price of stock options (in dollars per share)				$ 10.78	$ 6.23	$ 9.23	$ 5.28											$ 24.82	$ 24.01
RSUs issued to employee (in shares)																				101,000	5,000
Space under lease (in square feet)																	89,000
Lease term			10 years									10 years
Maximum period for cash deposit in an escrow account												30 days
Cash required to deposit in an escrow account												4,200,000
Replacement of current security deposit												2,500,000
Reduction in security deposit (as a percent)												0.5
Minimum period of reduction in security deposit												5 years
Tenant finish allowance included in the amended and restated office lease												4,600,000
Additional future minimum lease payments	$ 14,524,000	$ 14,461,000	$ 13,600,000									$ 27,600,000